UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Boulevard, Suite 201
Paoli, PA 19301
 (Address of principal executive offices) (Zip code)

Joe M. Thomson, President
16 Industrial Boulevard, Suite 201
Paoli, PA 19301
 (Name and address of agent for service)

610-644-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  June 12, 2015 – April 30, 2016

Item 1. Reports to Stockholders.
ANNUAL REPORT
April 30, 2016

Pacer Trendpilot™ 750 ETF Ticker: PTLC
Pacer Trendpilot™ 450 ETF Ticker: PTMC
Pacer Trendpilot™ 100 ETF Ticker: PTNQ
Pacer Trendpilot™ European Index ETF Ticker: PTEU
Pacer Autopilot Hedged European Index ETF Ticker: PAEU
Pacer Global High Dividend ETF Ticker: PGHD

Pacer Funds

Pacer Funds

Dear Shareholder:

Pacer ETFs (Pacer) launched three initial funds on June 11, 2015 and added three more during its first fiscal year end. Pacer is excited to be a part of the growing ETF landscape and as the ETF industry expands, we remain well-positioned.  The ETF market continues to grow in the number of ETF sponsors and assets.  ETFs have seen exceptional growth and are now being used as long-term core investment strategies.  Since the very first ETF’s inception, the exchange traded fund arena has grown to 6,146 products and nearly $3 trillion globally through 2015. The industry is taking a turn towards more passive investing with 272 exchange traded products launched since our inception last year. In our first year, we raised $653 million (as of 6/9/16) and earned 7 awards from various ETF publications.  Pacer’s strategy driven ETFs serve as long-term investment vehicles using a rules-based, passive management approach.  Investors are realizing the many benefits of using ETFs in achieving their investment goals.

I’d like to extend the sincerest thank you to our shareholders for giving a new ETF provider some of your time and learning about our strategies. To those of you who reached outside your normal repertoire of investments and used our strategy driven solutions to address your investment needs, we at Pacer are very appreciative of your business.

As we continue to grow and look to expand our arsenal of ETFs, our mission is to provide strategy driven investments as solutions for investor concerns.  I am excited to see what the next year holds and I hope you are too.

Sincerely,

Joe M. Thomson
Chairman, Pacer Funds Trust

Before investing you should carefully consider the Funds’ investment objectives, risks, charges, and expenses. This and other information is in the prospectus. A copy may be obtained by visiting www.paceretfs.com or calling 1-877-337-0500. Please read the prospectus carefully before investing.

An investment in the Funds is subject to investment risk, including the possible loss of principal. Pacer ETF shares may be bought and sold on an exchange through a brokerage account. Brokerage commissions and ETF expenses will reduce investment returns. There can be no assurance that an active trading market for ETF shares will be developed or maintained. The risks associated with these funds are detailed in the prospectus and could include factors such as concentration risk, equity market risk, fixed

Pacer Funds

income risk, government obligations risk, high portfolio turnover risk, large and mid-capitalization investing risk, new fund risk, other investment companies risk, passive investment risk, tracking risk, trend lag risk, currency exchange rate risk, European investments risk, foreign securities risk, geographic concentration risk, forward currency contracts risk, non-diversification risk and/or special risks of exchange traded funds.

Pacer Wilshire US Large-Cap Trendpilot™ Index and Pacer Wilshire US Mid-Cap Trendpilot™ Index (“Indices”) are the property of Index Design Group, LLC (“IDG”) based on methodology supplied by IDG and are Powered by WilshireSM. Indices Powered by WilshireSM are generally based on third party methodology, but maintained and calculated by Wilshire Associates Incorporated (“Wilshire”). Wilshire makes no representations or warranties, express or implied, regarding the methodology used to calculate the Indices; the intended purpose of the Indices; the ability of the Indices to accurately represent the asset class or market sector that it purports to represent; nor advisability of investing in an investment product based on the Indices that is not sponsored, endorsed, sold, or promoted by Wilshire. Wilshire shall have no liability for any errors, omissions, or interruptions of any Index or the data included therein. Wilshire®, Wilshire IndexesSM, Wilshire US Large-Cap IndexSM, Wilshire US Mid-Cap IndexSM, Wilshire 5000 Total Market IndexSM, Wilshire Small Cap IndexSM, and Powered by WilshireSM are service marks of Wilshire Associates Incorporated, Santa Monica, California. All other trade names, trademarks, and/or service marks are the property of their respective holders.

The Pacer NASDAQ-100 Trendpilot™ Index is co-owned by Index Design Group, LLC. and Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”). The NASDAQ-100 is a registered trademark of the Corporations and is licensed for use by Index Design Group, LLC. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

FTSE International Limited (“FTSE”) © FTSE 2015. FTSE® is a trade mark of London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE indices and / or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and / or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Distributor: Pacer Financial, Inc., member FINRA, SIPC, an affiliate of Pacer Advisors, Inc. Investment products offered are: Not FDIC Insured • No Bank Guarantee • May Lose Value

Trendpilot™ and Autopilot ETFs™ are trademarks of Index Design Group, LLC.

Pacer Funds

Market Environment Overview

The last twelve months have been a volatile period for investors. Fears of weakening economic growth weighed on markets, causing abrupt sell offs that were immediately followed by snapback rallies, as supportive central bank commentary renewed risk appetite. Over the course of the year, the S&P 500 crossed the 200 day moving average a total of 18 times, reflecting the lack of conviction in the market. Elevated valuations, declining earnings, and disappointing economic growth have warranted caution, yet the economy has managed to muddle through at a slow, but positive pace. In the near term this may continue, however as time goes on, improvements in economic growth and corporate earnings will be necessary to avoid the economy drifting into a recession and a possible severe market decline.

The Trendpilot™ Series

The Trendpilot™ series, a first of their kind, uses a trend following strategy designed to participate in the market when it is trending up, maintain some exposure during short term market declines, and exit the market when it is trending down.

Pacer Trendpilot™ 750 ETF

The Pacer Trendpilot™ 750 ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Wilshire US Large-Cap Trendpilot™ Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Large-Cap® Index (the “Wilshire Large-Cap”), (ii) 50% to the Wilshire Large-Cap and 50% to 3-Month US Treasury Bills (“T-Bills”) or (iii) 100% to 3-Month US T-Bills, depending on the relative performance of the Wilshire US Large-Cap Total Return Index™ (“Wilshire Large-Cap TR”) and its 200-business day historical simple moving average (the “200-day moving average”). The Wilshire Large-Cap TR is a total return version of the Wilshire Large-Cap and reflects the reinvestment of dividends paid by the securities in the Wilshire Large-Cap.

The Wilshire Large-Cap is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 750 of the largest companies in the Wilshire 5000 Total Market Index™ (the “Wilshire 5000”). The Wilshire 5000 is an unmanaged, market capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

The Fund

The fund’s inception date was June 11, 2015.  The Fund had a total return of -12.10% during this period while the Pacer Wilshire US Large-Cap Trendpilot Index had a total return of -11.60%.  The Wilshire US Large Cap Index had a total return of -0.50%.

Pacer Funds

The fund was invested in 100% equities at the time of launch investing in the underlying securities of the Wilshire US Large-Cap® Index.  There were four times since inception through the FYE of 4/30 when the fund moved between equity exposure and T-Bills:

•	August 27, 2015 –two triggers occurred simultaneously and moved directly to 100% T-Bills
•	October 29, 2015 – moved to 100% Equities
•	January 8, 2016 – two triggers occurred simultaneously and moved directly to 100% T-Bills
•	March 18, 2016 – moved to 100% Equities

The Fund remained invested in 100% equities through the fiscal year end.

There was a lot of volatility in the markets during this period which caused the fund to underperform its benchmark index.  The top three sectors for performance were Utilities at 2.12%, Consumer Staples at -1.56% and Financials at -2.77%.  The three sectors with the worst performance were Information Technology at -13.23%, which had the largest weighting, Materials at -18.74% and Energy at -24.87%.  The dates referenced above represent the fund position at the close of business on that day.

Pacer Trendpilot™ 450 ETF

The Pacer Trendpilot 450 ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Wilshire US Mid-Cap Trendpilot Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Mid-Cap® Total Return Index (the “Wilshire Mid-Cap”), (ii) 50% to the Wilshire Mid-Cap and 50% to 3-Month US Treasury Bills (“T-Bills”), or (iii) 100% to 3-Month US T-Bills, depending on the relative performance of the Wilshire US Mid-Cap Total Return Index™ (“Wilshire Mid-Cap TR”) and its 200-business day historical simple moving average (the “200-day moving average”). The Wilshire Mid-Cap TR is a total return version of the Wilshire Mid-Cap and reflects the reinvestment of dividends paid by the securities in the Wilshire Mid-Cap.

The Wilshire Mid-Cap is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 500 mid-sized companies ranked between 500 and 1,000 in the Wilshire 5000 Total Market Index™ (the “Wilshire 5000”). The Wilshire 5000 is an unmanaged, market capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Funds

The Fund

The Fund’s inception date was June 11, 2015. The Fund had a total return of -4.82% during this period while the Pacer Wilshire US Mid-Cap Trendpilot Index had a total return of -4.20%.  The Wilshire US Mid-Cap Index had a total return of -5.62%.

The fund was invested in 100% equities at the time of launch investing in the underlying securities of the Wilshire US Mid-Cap® Index.  There were two times during the fiscal year where the fund moved between all equity exposure and T-Bills.

•	August 27, 2015 – two triggers occurred simultaneously and moved directly to 100% T-Bills
•	April 5, 2016 – 100% Equities

The top three sectors for performance were Utilities at 4.65%, Telecommunication Services at .94%, and Consumer Staples at -2.19%.  The three sectors with the worst performance were Energy at -7.66%, Industrials at -8.11%, and Information Technology at -20.38%.  The dates referenced above represent the fund position at the close of business on that day.

Pacer Trendpilot™ 100 ETF

The Pacer Trendpilot™ 100 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer NASDAQ-100 Trendpilot™ Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100® Index (the “NASDAQ-100”), (ii) 50% to the NASDAQ-100 and 50% to 3-Month US Treasury Bills (“T-Bills”), or (iii) 100% to 3-Month US T-Bills, depending on the relative performance of the NASDAQ-100 Total Return Index (“NASDAQ-100 TR”) and its 200-business day historical simple moving average (the “200-day moving average”). The NASDAQ-100 TR is a total return version of the NASDAQ-100 and reflects the reinvestment of dividends paid by the securities in the NASDAQ-100.

The NASDAQ-100® Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100® Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ-100® Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100® Index. Inclusion is determined based on the top 100 largest issuers based on market

Pacer Funds

capitalization meeting all other eligibility requirements. As of May 21, 2015, the range of market capitalizations of companies in the NASDAQ-100® Index was approximately $6.2 billion to $756.9 billion.

The Fund

The fund’s inception date was June 11, 2015.  The Fund had a total return of -14.04% during this period while the Pacer NASDAQ-100 Trendpilot™ Index had a total return of -13.53%.  The NASDAQ-100® Index had a total return of -2.27%.

The fund had five exposure changes during the fiscal year:

•	August 28, 2015 – 50% Equities & 50% T-Bills
•	September 29, 2015 – 100% T-Bills
•	October 22, 2015 – 100% Equities
•	January 13, 2016 – two triggers occurred simultaneously and moved directly to 100% T-Bills
•	March 23, 2016 – 100% Equities

The underperformance can be attributed to an extremely volatile period for the underlying Index.  The NASDAQ-100 has 55% of its holdings in Information Technology.  The top three sectors for performance were Materials at .37%, Consumer Discretionary at -3.65%, and Consumer Staples at -4.97%. The three sectors that had the worst performance were Health Care at -18.08%, Industrials at -19.33%, and Telecommunication Services at -19.63%.  The NASDAQ-100 Total Return Index saw a 7% decline from June through August, then saw a 10% increase through December and then an 8% decline through February.  The dates referenced above represent the fund position at the close of business on that day.

Pacer Trendpilot™ European Index ETF

The Pacer Trendpilot European Index ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot European Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury Bills (“T-Bills”), or (iii) 100% to 3-Month US T-Bills, depending on the relative performance of the FTSE Eurozone Total Return Index (“FTSE Eurozone TR”) and its 200-business day historical simple moving average (the “200-day moving average”).

Pacer Funds

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone TR is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividends paid by the securities in the FTSE Eurozone Index.

The Fund

The fund’s inception date was December 14, 2015.  The Fund had a total return of -0.13% during this period while the Pacer Trendpilot European Index had a total return of 0.10%.  The FTSE Eurozone Total Return Index (USD) was 2.74%.

The fund was invested in T-Bills at the time of the launch as the Index was below the 200-day simple moving average.  The fund remained invested in T-Bills through the fiscal year end.

Pacer Autopilot Hedged European Index ETF

The Pacer Autopilot Hedged European Index ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Autopilot Hedged European Index (the “Index”).

The strategy is designed to alternate between a hedged and unhedged position on a monthly basis in an effort to take advantage of the fluctuations in the Euro/U.S. Dollar (EUR/USD) exchange rates.

The Pacer Autopilot Hedged European Index uses an objective, rules-based methodology (i) to invest in the component stocks of the FTSE Eurozone Index and (ii) to apply a proprietary currency hedging strategy pursuant to which the Index will be short the euro and long the U.S. dollar during periods when the Euro is trending weaker against the U.S. dollar. The component stocks of the FTSE Eurozone Index form the equity component of the Pacer Autopilot Hedged European Index. The Index’s proprietary currency hedging strategy is overlaid on top of the equity component.

Equity Exposure: The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Pacer Funds

Currency Hedging: During each period when the euro’s 20-day moving average is lower than its 130-day moving average, the Index will, in addition to its equity exposure, track 1-month forward currency contracts, rolled to each subsequent month as applicable, to offset the Index’s exposure to the euro with exposure to U.S. dollars (i.e., short the euro and long the U.S. dollar), known as being “currency hedged”. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. During each period when the euro’s 20 day moving average is higher than its 130-day moving average, the Index will track only the equity exposure, known as being “currency unhedged”.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

The Fund

The fund’s inception date was December 14, 2015.  The Fund had a total return of 4.03%, and the Pacer Autopilot Hedged European Total Return Index was 4.81%. The FTSE Eurozone Index (Hedged to USD) was -0.28% and the FTSE Eurozone Index (USD) (Unhedged) was 2.74%.  The fund was in a “currency hedged” position for the first three months, December, January, and February.  The fund was in a “currency unhedged” position during the remainder of the fiscal year.  The top three sectors for performance were Energy at 10.21%, Industrials at 7.12%, and Materials at 6.58%.  The three sectors that had the worst performance were Telecommunication Services at -2.12%, Health Care at -3.43%, and Financials at -6.37%.  Financials were the largest weighting at 21.64%. Applying the rules-based dynamic currency hedging strategy to the fund contributed to the positive performance.

Pacer Global High Dividend ETF

The Pacer Global High Dividend ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer Global Cash Cows High Dividend 100 Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yields backed by a high free cash flow yield.  The initial index universe is derived from the component companies of the FTSE All World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are

Pacer Funds

removed from the index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the index universe.

The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

At the time of each rebalance of the Index, the companies included in the Index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve-month period, and weightings are capped at 2% of the weight of the Index for any individual company. The Index is reconstituted and rebalanced semi-annually as of the close of business on the 2nd Wednesday of June and December.

The FTSE All World Developed Large-Cap Index is comprised of approximately 1,000 companies in developed markets worldwide.  Financial companies, other than real estate investment trusts (REITs) are excluded from the Index universe.

The Fund

The Fund’s inception date was February 22, 2016.  The Fund had a total return of 8.64% and the Pacer Global Cash Cows High Dividends 100 Index total return was 8.84%. The FTSE All World Developed Large-Cap Index had a total return of 7.58%.  There were several factors that contributed to positive performance.  The three top sectors for performance during this period were Materials at 21.84%, Energy at 17.13%, and Industrials at 12.82%.  The three sectors that had the lowest performance were Consumer Staples at 4.29%, Consumer Discretionary at 4.08%, and Information Technology at 3.92%.  The Fund had a weighting of 36.44% U.S. and 63.56% International exposure at the end of the period.  This allowed the fund to capture the returns of the higher yielding international companies.  The return for each of those categories during that period is 7.55% and 11.38%, respectively.  The top three countries that contributed most to the positive performance were the U.S., Switzerland, and Australia.  The fund uses a rules based methodology that uses quality and value screens to select top constituents from the index universe.  Free Cash Flow indicates a company is generating more cash than it needs to run the business and can invest in growth opportunities.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2016

Pacer Trendpilot™ 750 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	23.1%
Financial	17.7%
Communications	13.2%
Technology	11.6%
Consumer, Cyclical	10.7%
Industrial	9.8%
Energy	7.0%
Utilities	3.5%
Basic Materials	2.6%
Exchange Traded Funds	0.6%
Short-term Investments	0.1%
Other assets in excess of liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Wilshire US Large-Cap Trendpilot™ Index.

Pacer Trendpilot™ 450 ETF

Percentage of
Sector(a)	Net Assets
Financial	28.5%
Consumer, Non-Cyclical	16.9%
Industrial	14.3%
Consumer, Cyclical	11.0%
Technology	9.6%
Utilities	6.5%
Basic Materials	4.1%
Communications	4.1%
Energy	4.0%
Exchange Traded Funds	0.8%
Short-term Investments	0.2%
Other assets in excess of liabilities	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Wilshire US Mid-Cap Trendpilot™ Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2016

Pacer Trendpilot™ 100 ETF

Percentage of
Sector(a)	Net Assets
Communications	36.2%
Technology	33.9%
Consumer, Non-Cyclical	18.5%
Consumer, Cyclical	9.4%
Industrial	0.9%
Exchange Traded Funds	1.0%
Short-term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer NASDAQ-100 Trendpilot™ Index.

Pacer Trendpilot™ European Index ETF

Percentage of
Asset Type(a)	Net Assets
Short-term Investments	94.5%
Other assets in excess of liabilities	5.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot™ European Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2016

Pacer Autopilot Hedged European Index ETF

Percentage of
Country(a)	Net Assets
Austria	0.7%
Belgium	4.7%
Britain	2.7%
Finland	3.3%
France	31.0%
Germany	29.3%
Greece	0.3%
Ireland	1.0%
Italy	6.8%
Luxembourg	0.6%
Netherlands	7.1%
Portugal	0.5%
Spain	10.5%
Switzerland	0.1%
Short-Term Investments	0.2%
Other assets in excess of liabilities	1.2%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2016

Pacer Global High Dividend ETF

Percentage of
Country(a)	Net Assets
United States	36.0%
Switzerland	11.3%
Australia	7.4%
France	5.9%
United Kingdom	5.2%
Germany	4.5%
Spain	4.4%
Hong Kong	3.5%
Japan	3.5%
Singapore	2.8%
Italy	2.3%
Sweden	2.1%
Belgium	1.9%
Finland	1.8%
Macau	1.8%
Norway	1.5%
South Korea	1.5%
Canada	1.1%
Israel	0.5%
Luxembourg	0.5%
New Zealand	0.2%
Short-term Investments	0.5%
Liabilities in excess of other assets	(0.2)%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Trendpilot™ 750 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015 (commencement of the Fund’s operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Wilshire US Large-Cap Trendpilot™ Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Large-Cap Index™, (ii) 50% to the Wilshire US Large-Cap Index™ and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Wilshire US Large-Cap Total Return Index™ and its 200-business day historical simple moving average. The Wilshire US Large-Cap Total Return Index™ is a total return version of the Wilshire US Large-Cap Index™ and reflects the reinvestment of dividends paid by the securities in the Wilshire US Large-Cap Index™.

The Wilshire US Large-Cap Index™ is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 750 of the largest companies in the Wilshire 5000 Total Market Index™. The Wilshire 5000 Total Market Index™ is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot™ 750 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2016)

Since
Inception(2)
Pacer Trendpilot™ 750 ETF – NAV	-12.10%
Pacer Trendpilot™ 750 ETF – Market	-12.03%
Pacer Wilshire US Large-Cap Trendpilot™ Index(3)	-11.60%
Wilshire US Large-Cap Index™(3)	-0.50%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 10, 2015, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ 450 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015 (commencement of the Fund’s operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Wilshire US Mid-Cap Trendpilot™ Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Mid-Cap Index™, (ii) 50% to the Wilshire US Mid-Cap Index™ and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Wilshire US Mid-Cap Total Return Index™ and its 200-business day historical simple moving average. The Wilshire US Mid-Cap Total Return Index™ is a total return version of the Wilshire Mid-Cap Index™ and reflects the reinvestment of dividends paid by the securities in the Wilshire Mid-Cap Index™.

The Wilshire US Mid-Cap Index™ is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 500 mid-sized companies ranked between 500 and 1,000 in the Wilshire 5000 Total Market Index™. The Wilshire 5000 Total Market Index™ is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot™ 450 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2016)

Since
Inception(2)
Pacer Trendpilot™ 450 ETF – NAV	-4.82%
Pacer Trendpilot™ 450 ETF – Market	-4.73%
Pacer Wilshire US Mid-Cap Trendpilot™ Index(3)	-4.20%
Wilshire US Mid-Cap Index™(3)	-5.62%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 10, 2015, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015 (commencement of the Fund’s operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer NASDAQ-100 Trendpilot™ Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100 Index, (ii) 50% to the NASDAQ-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 Total Return Index and its 200-business day historical simple moving average. The NASDAQ-100 Total Return Index is a total return version of the NASDAQ-100 Index and reflects the reinvestment of dividends paid by the securities in the NASDAQ-100 Index.

The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ 100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Pacer Trendpilot™ 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2016)

Since
Inception(2)
Pacer Trendpilot™ 100 ETF – NAV	-14.04%
Pacer Trendpilot™ 100 ETF – Market	-14.21%
Pacer NASDAQ-100 Trendpilot™ Index(3)	-13.53%
NASDAQ-100 Index(3)	-2.27%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated June 10, 2015, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015 (commencement of the Fund’s operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot™ European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividend paid by the securities in the FTSE Eurozone Index.

Pacer Trendpilot™ European Index ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2016)

Since
Inception(2)
Pacer Trendpilot™ European Index ETF – NAV	-0.13%
Pacer Trendpilot™ European Index ETF – Market	0.00%
Pacer Trendpilot™ European Index(3)	0.10%
FTSE Eurozone Total Return Index (USD)(3)	2.74%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 14, 2015, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Autopilot Hedged European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015 (commencement of the Fund’s operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Autopilot Hedged European Index uses an objective, rules-based methodology (i) to invest in the component stocks of the FTSE Eurozone Index and (ii) to apply a proprietary currency hedging strategy pursuant to which the Index will be short the euro and long the U.S. dollar during periods when the euro is trending weaker against the U.S. dollar. The component stocks of the FTSE Eurozone Index form the equity component of the Pacer Autopilot Hedged European Index. The Index’s proprietary currency hedging strategy is overlayed on top of the equity component.

The FTSE Eurozone Index is a rules-based, float adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Pacer Autopilot Hedged European Index ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2016)

Since
Inception(2)
Pacer Autopilot Hedged European Index ETF – NAV	4.03%
Pacer Autopilot Hedged European Index ETF – Market	-1.20%
Pacer Autopilot Hedged European Index(3)	4.81%
FTSE Eurozone Index (Hedged to USD)(3)	-0.28%
FTSE Eurozone Index (USD) (Unhedged)(3)	2.74%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 14, 2015, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global High Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016 (commencement of the Fund’s operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividends 100 Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE All World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the index. The companies included in the index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve month period.

The FTSE All World Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets.

Pacer Global High Dividend ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2016)

Since
Inception(2)
Pacer Global High Dividend ETF – NAV	8.64%
Pacer Global High Dividend ETF – Market	9.28%
Pacer Global Cash Cows High Dividends 100 Index(3)	8.84%
FTSE All World Developed Large-Cap Index(3)	7.58%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 14, 2015, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended April 30, 2016 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended April 30, 2016 (Unaudited) (Continued)

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	11/01/15	04/30/16	Period(a)
Pacer Trendpilot™ 750 ETF
Actual	0.60%	$1,000.00	$ 935.40	$2.89
Hypothetical(b)	0.60%	$1,000.00	$1,021.88	$3.02

Pacer Trendpilot™ 450 ETF
Actual	0.60%	$1,000.00	$1,025.00	$3.02
Hypothetical(b)	0.60%	$1,000.00	$1,021.88	$3.02

Pacer Trendpilot™ 100 ETF
Actual	0.65%	$1,000.00	$ 888.20	$3.05
Hypothetical(b)	0.65%	$1,000.00	$1,021.63	$3.27

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (182) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(b)	Assumes 5% return before expenses.

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	12/14/15(a)	04/30/16	Period(b)
Pacer Trendpilot™
European Index ETF
Actual	0.65%	$1,000.00	$ 998.70	$2.45
Hypothetical(c)	0.65%	$1,000.00	$1,016.40	$2.47

Pacer Autopilot Hedged
European Index ETF
Actual	0.65%	$1,000.00	$1,040.30	$2.50
Hypothetical(c)	0.65%	$1,000.00	$1,016.40	$2.47

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (138) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(c)	Assumes 5% return before expenses.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended April 30, 2016 (Unaudited) (Continued)

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	02/22/16(a)	04/30/16	Period(b)
Pacer Global High Dividend ETF
Actual	0.60%	$1,000.00	$1,086.40	$1.16
Hypothetical(c)	0.60%	$1,000.00	$1,008.17	$1.12

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (68) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(c)	Assumes 5% return before expenses.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016

	Shares	Value
COMMON STOCKS – 95.4%

Administrative, Support & Waste Management
& Remediation Services – 0.0% (a)
The ADT Corp.	3,215	$134,966

Advertising – 0.2%
Interpublic Group of Cos., Inc.	7,711	176,890
Omnicom Group, Inc.	4,742	393,444
		570,334
Aerospace/Defense – 2.2%
B/E Aerospace, Inc.	1,862	90,549
Boeing Co.	12,293	1,657,096
General Dynamics Corp.	4,986	700,633
Harris Corp.	2,265	181,223
L-3 Communications Holdings, Inc.	1,520	199,926
Lockheed Martin Corp.	5,464	1,269,724
Northrop Grumman Corp.	3,591	740,680
Orbital ATK, Inc.	947	82,389
Raytheon Co.	5,930	749,255
Rockwell Collins, Inc.	2,271	200,279
Spirit AeroSystems Holdings, Inc. – Class A (b)	2,631	124,052
TransDigm Group, Inc. (b)	982	223,768
United Technologies Corp.	16,581	1,730,559
		7,950,133
Agriculture – 1.8%
Altria Group, Inc.	38,790	2,432,521
Archer-Daniels-Midland Co.	10,551	421,407
Bunge Ltd.	2,730	170,625
Philip Morris International, Inc.	27,102	2,659,248
Reynolds American, Inc.	17,444	865,222
		6,549,023
Airlines – 0.6%
Alaska Air Group, Inc.	2,096	147,621
American Airlines Group, Inc.	11,953	414,650
Delta Air Lines, Inc.	15,421	642,593
JetBlue Airways Corp. (b)	3,444	68,157
Southwest Airlines Co.	10,082	449,758

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Airlines – 0.6% (Continued)
United Continental Holdings, Inc. (b)	6,598	$302,254
		2,025,033
Apparel – 0.7%
Carter’s, Inc.	953	101,656
Hanesbrands, Inc.	7,601	220,657
NIKE, Inc. – Class B	25,124	1,480,809
Ralph Lauren Corp.	976	90,973
Skechers U.S.A, Inc. – Class A (b)	1,948	64,381
Under Armour, Inc. – Class A (b)	3,241	142,410
Under Armour, Inc. – Class C (b)	3,241	132,233
VF Corp.	5,283	333,093
		2,566,212
Auto Manufacturers – 0.7%
Ford Motor Co.	76,989	1,043,971
General Motors Co.	27,970	889,446
PACCAR, Inc.	6,597	388,629
Tesla Motors, Inc. (b)	1,696	408,329
		2,730,375
Auto Parts & Equipment – 0.3%
Allison Transmission Holdings, Inc.	516	14,866
Autoliv, Inc.	1,568	192,033
BorgWarner, Inc.	3,966	142,459
Goodyear Tire & Rubber Co.	5,114	148,152
Johnson Controls, Inc.	12,151	503,051
Lear Corp.	1,451	167,054
WABCO Holdings, Inc. (b)	1,050	117,768
		1,285,383
Banks – 6.8%
Bank of America Corp.	204,598	2,978,947
Bank of New York Mellon Corp.	21,554	867,333
BB&T Corp.	15,457	546,869
Capital One Financial Corp.	9,902	716,806
CIT Group, Inc.	3,646	126,042
Citigroup, Inc.	58,415	2,703,446

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Banks – 6.8% (Continued)
Citizens Financial Group, Inc.	4,005	$91,514
Comerica, Inc.	2,884	128,050
Commerce Bancshares, Inc.	1,615	75,614
Cullen/Frost Bankers, Inc.	1,042	66,678
East West Bancorp., Inc.	2,279	85,440
Fifth Third Bancorp.	15,565	284,995
First Republic Bank	280	19,690
Goldman Sachs Group, Inc.	7,930	1,301,392
Huntington Bancshares, Inc.	14,252	143,375
JPMorgan Chase & Co.	72,727	4,596,346
KeyCorp.	15,139	186,058
M&T Bank Corp.	2,682	317,334
Morgan Stanley	32,214	871,711
Northern Trust Corp.	4,592	326,399
PNC Financial Services Group, Inc.	9,935	872,094
Regions Financial Corp.	22,543	211,453
Signature Bank (b)	937	129,147
State Street Corp.	7,932	494,164
SunTrust Banks, Inc.	8,825	368,355
SVB Financial Group (b)	950	99,066
US Bancorp.	34,785	1,484,972
Wells Fargo & Co.	90,972	4,546,781
Zions Bancorp.	3,625	99,760
		24,739,831
Beverages – 2.3%
Brown-Forman Corp. – Class B	2,295	221,054
Coca-Cola Co.	77,587	3,475,898
Coca-Cola Enterprises, Inc.	4,113	215,850
Constellation Brands, Inc. – Class A	3,319	517,963
Dr Pepper Snapple Group, Inc.	3,392	308,367
Molson Coors Brewing Co. – Class B	3,344	319,787
Monster Beverage Corp. (b)	2,653	382,616
PepsiCo, Inc.	28,338	2,917,680
		8,359,215

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc. (b)	3,614	$503,358
Alnylam Pharmaceuticals, Inc. (b)	1,212	81,253
Amgen, Inc.	13,001	2,058,058
Biogen, Inc. (b)	3,515	966,590
BioMarin Pharmaceutical, Inc. (b)	2,286	193,579
Celgene Corp. (b)	15,479	1,600,683
Gilead Sciences, Inc.	25,356	2,236,653
Illumina, Inc. (b)	2,296	309,937
Incyte Corp. (b)	3,463	250,271
Ionis Pharmaceuticals, Inc. (b)	1,678	68,748
Medivation, Inc. (b)	2,763	159,701
Regeneron Pharmaceuticals, Inc. (b)	1,408	530,408
Seattle Genetics, Inc. (b)	1,951	69,221
United Therapeutics Corp. (b)	714	75,113
Vertex Pharmaceuticals, Inc. (b)	4,145	349,589
		9,453,162
Building Materials – 0.3%
Fortune Brands Home & Security, Inc.	2,481	137,472
Lennox International, Inc.	704	95,005
Martin Marietta Materials, Inc.	1,155	195,461
Masco Corp.	6,050	185,795
Owens Corning	2,043	94,121
Vulcan Materials Co.	2,304	247,980
		955,834
Chemicals – 2.1%
Air Products & Chemicals, Inc.	3,958	577,433
Airgas, Inc.	1,258	179,189
Albemarle Corp.	2,232	147,669
Ashland, Inc.	1,136	126,778
Axalta Coating Systems Ltd. (b)	1,098	31,260
Celanese Corp. – Class A	2,585	182,759
CF Industries Holdings, Inc.	4,119	136,215
Dow Chemical Co.	22,128	1,164,154
Eastman Chemical Co.	2,679	204,622
Ecolab, Inc.	5,306	610,084

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Chemicals – 2.1% (Continued)
EI du Pont de Nemours & Co.	15,794	$1,040,982
FMC Corp.	2,233	96,600
International Flavors & Fragrances, Inc.	1,393	166,422
Monsanto Co.	8,070	755,998
Mosaic Co.	6,917	193,607
NewMarket Corp.	126	51,164
PPG Industries, Inc.	4,943	545,658
Praxair, Inc.	5,097	598,694
RPM International, Inc.	2,403	121,424
Sherwin-Williams Co.	1,582	454,524
Valspar Corp.	1,255	133,896
Westlake Chemical Corp.	787	39,499
WR Grace & Co. (b)	1,380	105,818
		7,664,449
Commercial Services – 1.4%
Aramark	1,231	41,251
Automatic Data Processing, Inc.	8,971	793,395
Cintas Corp.	1,728	155,140
CoStar Group, Inc. (b)	646	127,462
Equifax, Inc.	2,281	274,290
FleetCor Technologies, Inc. (b)	773	119,568
Gartner, Inc. (b)	1,466	127,791
Global Payments, Inc.	1,991	143,711
H&R Block, Inc.	4,189	84,785
Hertz Global Holdings, Inc. (b)	2,953	27,345
KAR Auction Services, Inc.	718	26,997
Live Nation Entertainment, Inc. (b)	1,744	37,461
ManpowerGroup, Inc.	1,312	101,063
Moody’s Corp.	3,290	314,919
PayPal Holdings, Inc. (b)	22,681	888,642
Quanta Services, Inc. (b)	2,935	69,618
Robert Half International, Inc.	2,527	96,809
Rollins, Inc.	2,156	57,932
S&P Global, Inc.	4,800	512,880
Sabre Corp.	3,475	100,601
Service Corp. International	3,037	80,997

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Commercial Services – 1.4% (Continued)
ServiceMaster Global Holdings, Inc. (b)	396	$15,175
Total System Services, Inc.	3,286	168,046
TransUnion (b)	762	22,822
United Rentals, Inc. (b)	1,615	108,092
Vantiv, Inc. – Class A (b)	1,406	76,683
Verisk Analytics, Inc. (b)	3,043	236,076
Western Union Co.	7,303	146,060
		4,955,611
Computers – 4.6%
Apple, Inc.	109,860	10,298,276
Cadence Design System, Inc. (b)	5,605	129,980
Cognizant Technology Solutions Corp. – Class A (b)	11,422	666,702
Computer Sciences Corp.	2,514	83,289
CSRA, Inc.	2,795	72,558
EMC Corp.	38,589	1,007,559
Fortinet, Inc. (b)	2,609	84,819
Genpact Ltd. (b)	3,017	84,144
Hewlett Packard Enterprise Co.	34,465	574,187
HP, Inc.	34,414	422,260
IHS, Inc. – Class A (b)	1,141	140,548
International Business Machines Corp.	17,226	2,513,962
NCR Corp. (b)	2,460	71,561
NetApp, Inc.	4,258	100,659
SanDisk Corp.	3,606	270,919
Synopsys, Inc. (b)	2,682	127,449
Teradata Corp. (b)	2,559	64,743
Western Digital Corp.	4,319	176,496
		16,890,111
Cosmetics/Personal Care – 1.6%
Colgate-Palmolive Co.	16,744	1,187,485
Coty, Inc. – Class A	708	21,523
Edgewell Personal Care Co.	1,071	87,897
Estee Lauder Cos., Inc.	3,798	364,114
Procter & Gamble Co.	53,600	4,294,432
		5,955,451

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Distribution/Wholesale – 0.2%
Fastenal Co.	5,045	$236,056
HD Supply Holdings, Inc. (b)	1,144	39,216
Ingram Micro, Inc.	2,490	87,025
LKQ Corp. (b)	5,033	161,308
Watsco, Inc.	425	57,150
WW Grainger, Inc.	1,050	246,246
		827,001
Diversified Financial Services – 3.3%
Affiliated Managers Group, Inc. (b)	1,044	177,814
Alliance Data Systems Corp. (b)	1,058	215,102
American Express Co.	17,067	1,116,694
Ameriprise Financial, Inc.	2,993	287,029
BlackRock, Inc.	2,533	902,584
CBOE Holdings, Inc.	200	12,392
Charles Schwab Corp.	23,099	656,243
CME Group, Inc.	5,993	550,817
Discover Financial Services	8,217	462,370
E*TRADE Financial Corp. (b)	4,950	124,641
Eaton Vance Corp.	2,094	72,306
FNF Group	5,452	173,919
Franklin Resources, Inc.	7,996	298,571
Intercontinental Exchange, Inc.	2,354	565,031
Invesco Ltd.	8,153	252,824
Legg Mason, Inc.	2,062	66,211
MarketAxess Holdings, Inc.	672	82,495
MasterCard, Inc. – Class A	18,859	1,829,134
NASDAQ, Inc.	2,220	136,996
Navient Corp.	5,347	73,093
OneMain Holdings, Inc. (b)	942	29,974
Raymond James Financial, Inc.	2,351	122,652
Santander Consumer USA Holdings, Inc. (b)	374	4,925
SEI Investments Co.	2,377	114,286
Synchrony Financial (b)	16,533	505,414
T Rowe Price Group, Inc.	4,875	367,039
TD Ameritrade Holding Corp.	5,747	171,433
Visa, Inc. – Class A	35,445	2,737,772
		12,109,761

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Electric – 3.0%
AES Corp.	12,657	$141,252
Alliant Energy Corp.	2,009	141,675
Ameren Corp.	4,656	223,488
American Electric Power Co., Inc.	9,726	617,601
Avangrid, Inc.	1,183	47,438
Calpine Corp. (b)	6,154	97,110
CMS Energy Corp.	4,687	190,667
Consolidated Edison, Inc.	5,519	411,717
Dominion Resources, Inc.	11,060	790,458
DTE Energy Co.	3,224	287,452
Duke Energy Corp.	13,643	1,074,796
Edison International	6,041	427,159
Entergy Corp.	3,010	226,292
Eversource Energy	5,745	324,248
Exelon Corp.	15,909	558,247
FirstEnergy Corp.	8,308	270,758
Great Plains Energy, Inc.	2,548	79,574
ITC Holdings Corp.	2,994	131,946
MDU Resources Group, Inc.	3,258	65,356
NextEra Energy, Inc.	9,028	1,061,512
NRG Energy, Inc.	5,374	81,147
OGE Energy Corp.	3,585	106,080
PG&E Corp.	9,759	567,974
Pinnacle West Capital Corp.	1,968	142,975
PPL Corp.	13,352	502,569
Public Service Enterprise Group, Inc.	9,490	437,774
SCANA Corp.	2,293	157,506
Southern Co.	18,083	905,958
TECO Energy, Inc.	4,274	118,689
WEC Energy Group, Inc.	5,719	332,903
Westar Energy, Inc.	2,602	134,289
Xcel Energy, Inc.	9,410	376,682
		11,033,292
Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.	742	180,966
AMETEK, Inc.	4,021	193,370

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Electrical Components
& Equipment – 0.3% (Continued)
Emerson Electric Co.	12,739	$695,932
Hubbell, Inc.	904	95,607
		1,165,875
Electronics – 1.0%
Agilent Technologies, Inc.	6,075	248,589
Amphenol Corp. – Class A	4,615	257,655
Arrow Electronics, Inc. (b)	1,359	84,394
Avnet, Inc.	2,248	92,438
Corning, Inc.	22,049	411,655
FLIR Systems, Inc.	2,456	74,196
Gentex Corp.	5,301	85,028
Honeywell International, Inc.	15,402	1,759,987
Jabil Circuit, Inc.	3,297	57,236
Keysight Technologies, Inc. (b)	3,127	81,552
Mettler-Toledo International, Inc. (b)	431	154,276
PerkinElmer, Inc.	1,883	94,941
Trimble Navigation Ltd. (b)	3,185	76,281
Waters Corp. (b)	1,582	205,913
		3,684,141
Energy-Alternate Sources – 0.0% (a)
First Solar, Inc. (b)	1,450	80,968

Engineering & Construction – 0.1%
Fluor Corp.	2,692	147,144
Jacobs Engineering Group, Inc. (b)	2,205	98,299
SBA Communications Corp. – Class A (b)	2,447	252,139
		497,582
Entertainment – 0.0% (a)
Lions Gate Entertainment Corp.	2,598	57,676
Six Flags Entertainment Corp.	1,314	78,906
Vail Resorts, Inc.	229	29,687
		166,269

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Environmental Control – 0.3%
Republic Services, Inc.	4,948	$232,902
Stericycle, Inc. (b)	1,650	157,674
Waste Connections, Inc.	2,251	151,447
Waste Management, Inc.	8,272	486,311
		1,028,334
Food – 2.0%
Blue Buffalo Pet Products, Inc. (b)	1,209	29,935
Campbell Soup Co.	4,039	249,247
ConAgra Foods, Inc.	8,329	371,140
General Mills, Inc.	11,123	682,285
Hain Celestial Group, Inc. (b)	1,898	79,450
Hershey Co.	3,097	288,362
Hormel Foods Corp.	5,681	219,002
Ingredion, Inc.	1,305	150,192
JM Smucker Co.	2,299	291,927
Kellogg Co.	5,318	408,476
Kroger Co.	19,133	677,117
McCormick & Co., Inc.	1,909	179,026
Mondelez International, Inc. – Class A	31,083	1,335,326
Pilgrim’s Pride Corp. (b)	1,242	33,422
Pinnacle Foods, Inc.	641	27,300
Post Holdings, Inc. (b)	1,050	75,432
Sysco Corp.	11,309	521,006
The Kraft Heinz Co.	12,038	939,807
TreeHouse Foods, Inc. (b)	1,054	93,174
Tyson Foods, Inc. – Class A	5,593	368,131
WhiteWave Foods Co. (b)	2,111	84,883
Whole Foods Market, Inc.	5,893	171,368
		7,276,008
Forest Products & Paper – 0.1%
International Paper Co.	8,138	352,131

Gas – 0.4%
AGL Resources, Inc.	2,123	139,821
Atmos Energy Corp.	1,817	131,823
CenterPoint Energy, Inc.	6,986	149,850

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Gas – 0.4% (Continued)
National Fuel Gas Co.	1,546	$85,803
NiSource, Inc.	6,125	139,099
Piedmont Natural Gas Co., Inc.	1,432	85,633
Questar Corp.	2,462	61,722
Sempra Energy	4,408	455,567
UGI Corp.	3,075	123,738
		1,373,056
Hand/Machine Tools – 0.2%
Lincoln Electric Holdings, Inc.	1,096	68,686
Snap-On, Inc.	1,118	178,075
Stanley Black & Decker, Inc.	2,815	315,055
		561,816
Healthcare-Products – 2.5%
Abbott Laboratories	29,568	1,150,195
Alere, Inc. (b)	1,417	55,263
Align Technology, Inc. (b)	1,248	90,093
Baxter International, Inc.	10,867	480,539
Becton Dickinson & Co.	4,207	678,421
Boston Scientific Corp. (b)	21,320	467,334
CR Bard, Inc.	1,322	280,489
Danaher Corp.	11,887	1,150,067
DENTSPLY SIRONA, Inc.	4,640	276,544
Edwards Lifesciences Corp. (b)	3,898	414,007
Henry Schein, Inc. (b)	1,314	221,672
Hologic, Inc. (b)	4,310	144,773
IDEXX Laboratories, Inc. (b)	1,447	122,054
Intuitive Surgical, Inc. (b)	692	433,441
Patterson Cos., Inc.	1,552	67,279
ResMed, Inc.	2,360	131,688
St. Jude Medical, Inc.	5,077	386,867
Stryker Corp.	6,367	694,067
Teleflex, Inc.	757	117,925
The Cooper Cos., Inc.	787	120,474
Thermo Fisher Scientific, Inc.	7,863	1,134,238
Varian Medical Systems, Inc. (b)	1,727	140,198

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Healthcare-Products – 2.5% (Continued)
West Pharmaceutical Services, Inc.	1,214	$86,437
Zimmer Biomet Holdings, Inc.	3,570	413,299
		9,257,364
Healthcare-Services – 1.8%
Acadia Healthcare Co., Inc. (b)	1,639	103,568
Aetna, Inc.	6,933	778,368
Anthem, Inc.	5,190	730,596
Centene Corp. (b)	2,925	181,217
Cigna Corp.	5,064	701,567
DaVita HealthCare Partners, Inc. (b)	3,318	245,200
Envision Healthcare Holdings, Inc. (b)	1,134	25,663
HCA Holdings, Inc. (b)	848	68,366
Humana, Inc.	2,629	465,517
Laboratory Corp. of American Holdings (b)	1,954	244,875
MEDNAX, Inc. (b)	1,698	121,051
Quest Diagnostics, Inc.	2,566	192,886
UnitedHealth Group, Inc.	17,825	2,347,196
Universal Health Services, Inc. – Class B	1,725	230,598
		6,436,668
Holding Companies-Diversified – 0.0% (a)
Leucadia National Corp.	6,574	109,654

Home Builders – 0.2%
D.R. Horton, Inc.	5,761	173,176
Lennar Corp. – Class A	2,863	129,722
NVR, Inc. (b)	60	99,677
PulteGroup, Inc.	5,233	96,235
Toll Brothers, Inc. (b)	2,560	69,888
		568,698
Home Furnishings – 0.1%
Harman International Industries, Inc.	1,279	98,176
Leggett & Platt, Inc.	2,371	116,867
Whirlpool Corp.	1,487	258,946
		473,989

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Household Products/Wares – 0.4%
Avery Dennison Corp.	1,554	$112,836
Church & Dwight Co., Inc.	2,325	215,528
Clorox Co.	2,270	284,272
Kimberly-Clark Corp.	6,764	846,785
		1,459,421
Housewares – 0.1%
Newell Brands, Inc.	8,258	376,069
Toro Co.	988	85,413
		461,482
Insurance – 3.7%
Aflac, Inc.	7,783	536,794
Alleghany Corp. (b)	284	148,044
Allstate Corp.	7,485	486,899
American Financial Group, Inc.	1,350	93,299
American International Group, Inc.	8,471	472,851
AmTrust Financial Services, Inc.	1,966	48,855
Arch Capital Group Ltd. (b)	1,624	114,476
Arthur J Gallagher & Co.	2,987	137,521
Assurant, Inc.	1,112	94,042
Assured Guaranty Ltd.	2,638	68,245
Axis Capital Holdings Ltd.	1,489	79,319
Berkshire Hathaway, Inc. – Class B (b)	39,052	5,681,285
Brown & Brown, Inc.	2,124	74,574
Cincinnati Financial Corp.	2,539	167,599
CNA Financial Corp.	576	18,202
Erie Indemnity Co. – Class A	404	38,134
Everest Re Group Ltd.	574	106,133
Hartford Financial Services Group, Inc.	7,692	341,371
Lincoln National Corp.	4,626	201,000
Loews Corp.	6,292	249,667
Markel Corp. (b)	259	232,869
Marsh & McLennan Cos., Inc.	10,329	652,276
MetLife, Inc.	18,269	823,932
Old Republic International Corp.	4,133	76,419
Principal Financial Group, Inc.	5,233	223,344
Progressive Corp.	10,461	341,029

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Insurance – 3.7% (Continued)
Prudential Financial, Inc.	8,905	$691,384
Reinsurance Group of America, Inc.	1,119	106,551
RenaissanceRe Holdings Ltd.	698	77,415
Torchmark Corp.	2,232	129,210
Travelers Cos., Inc.	5,856	643,574
Unum Group	4,120	140,945
Voya Financial, Inc.	4,037	131,081
WR Berkley Corp.	1,607	89,992
		13,518,331
Internet – 6.2%
Alphabet, Inc. – Class C (b)	11,161	7,734,685
Amazon.com, Inc. (b)	8,130	5,362,467
CDW Corp.	484	18,634
eBay, Inc. (b)	21,876	534,431
Expedia, Inc.	2,200	254,694
F5 Networks, Inc. (b)	1,320	138,270
Facebook, Inc. – Class A (b)	42,607	5,009,731
GoDaddy, Inc. – Class A (b)	333	10,113
IAC/InterActiveCorp.	1,533	71,039
Liberty Ventures – Class A (b)	2,387	95,480
LinkedIn Corp. – Class A (b)	2,313	289,842
Match Group, Inc. (b)	3,215	36,651
Netflix, Inc. (b)	7,755	698,183
Splunk, Inc. (b)	372	19,336
Symantec Corp.	12,930	215,220
The Priceline Group, Inc. (b)	984	1,322,161
TripAdvisor, Inc. (b)	1,805	116,585
Twitter, Inc. (b)	1,918	28,041
VeriSign, Inc. (b)	1,533	132,451
Yahoo!, Inc. (b)	17,572	643,135
		22,731,149
Investment Companies – 0.0% (a)
Oaktree Capital Group LLC	2,396	115,751

Iron/Steel – 0.1%
Nucor Corp.	5,633	280,411

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Iron/Steel – 0.1% (Continued)
Reliance Steel & Aluminum Co.	1,319	$97,566
Steel Dynamics, Inc.	4,451	112,210
		490,187
Leisure Time – 0.3%
Carnival Corp.	9,752	478,336
Harley-Davidson, Inc.	3,576	171,040
Norwegian Cruise Line Holdings Ltd. (b)	581	28,405
Polaris Industries, Inc.	1,102	107,864
Royal Caribbean Cruises Ltd.	3,023	233,980
		1,019,625
Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	2,488	54,860
Hyatt Hotels Corp. – Class A (b)	712	34,091
Las Vegas Sands Corp.	8,374	378,086
Marriott International, Inc. – Class A	3,636	254,847
MGM Resorts International (b)	8,691	185,118
Starwood Hotels & Resorts Worldwide, Inc.	3,343	273,725
Wyndham Worldwide Corp.	1,882	133,528
Wynn Resorts Ltd.	1,733	153,024
		1,467,279
Machinery-Construction & Mining – 0.2%
Caterpillar, Inc.	11,548	897,511

Machinery-Diversified – 0.6%
AGCO Corp.	1,105	59,084
Cummins, Inc.	3,013	352,612
Deere & Co.	5,110	429,802
Flowserve Corp.	2,533	123,636
Graco, Inc.	934	73,216
IDEX Corp.	1,314	107,617
Middleby Corp. (b)	1,115	122,249
Nordson Corp.	795	61,000
Rockwell Automation, Inc.	2,609	296,043
Roper Technologies, Inc.	1,781	313,616
Wabtec Corp.	1,540	127,712

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Machinery-Diversified – 0.6% (Continued)
Xylem, Inc.	2,974	$124,254
		2,190,841
Media – 3.1%
AMC Networks, Inc. – Class A (b)	936	61,055
Cablevision Systems Corp. – Class A	4,342	144,979
CBS Corp. – Class B	7,746	433,079
Charter Communications, Inc. – Class A (b)	1,394	295,863
Comcast Corp. – Class A	45,814	2,783,659
Discovery Communications, Inc. – Class A (b)	2,517	68,739
DISH Network Corp. – Class A (b)	4,103	202,237
FactSet Research Systems, Inc.	741	111,706
Liberty Braves Group – Class A (b)	657	10,272
Liberty Broadband Corp. – Class A (b)	2,064	118,308
Liberty Media Group – Class A (b)	1,642	30,049
Liberty SiriusXM Group (b)	6,568	215,233
News Corp. – Class A	6,725	83,525
Scripps Networks Interactive, Inc. – Class A	1,881	117,280
Sirius XM Holdings, Inc. (b)	40,813	161,211
TEGNA, Inc.	4,266	99,654
Thomson Reuters Corp.	6,770	278,450
Time Warner Cable, Inc.	5,617	1,191,422
Time Warner, Inc.	15,659	1,176,617
Twenty-First Century Fox, Inc. – Class A	19,003	575,031
Viacom, Inc. – Class B	6,187	253,048
Walt Disney Co.	29,929	3,090,469
		11,501,886
Mining – 0.3%
Alcoa, Inc.	25,490	284,724
Freeport-McMoRan, Inc.	24,014	336,196
Newmont Mining Corp.	9,599	335,677
Southern Copper Corp.	1,960	58,153
		1,014,750
Miscellaneous Manufacturing – 2.8%
3M Co.	11,872	1,987,135
AO Smith Corp.	1,247	96,293

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Miscellaneous Manufacturing – 2.8% (Continued)
AptarGroup, Inc.	932	$70,832
Carlisle Cos., Inc.	1,027	104,651
Colfax Corp. (b)	1,777	57,628
Donaldson Co., Inc.	2,143	70,033
Dover Corp.	2,976	195,523
Eaton Corp. PLC	9,087	574,935
General Electric Co.	186,853	5,745,730
Illinois Tool Works, Inc.	6,126	640,290
Parker-Hannifin Corp.	2,309	267,890
Pentair PLC	3,488	202,583
Textron, Inc.	5,264	203,612
		10,217,135
Office/Business Equipment – 0.1%
Pitney Bowes, Inc.	3,351	70,271
Xerox Corp.	17,077	163,939
		234,210
Oil & Gas – 5.6%
Anadarko Petroleum Corp.	10,070	531,293
Antero Resources Corp. (b)	1,638	46,355
Apache Corp.	7,485	407,184
Cabot Oil & Gas Corp.	8,217	192,278
Cheniere Energy, Inc. (b)	4,669	181,531
Chevron Corp.	37,319	3,813,255
Cimarex Energy Co.	1,715	186,729
Concho Resources, Inc. (b)	1,821	211,546
ConocoPhillips	22,672	1,083,495
Continental Resources, Inc. (b)	1,893	70,533
Devon Energy Corp.	10,751	372,845
Diamondback Energy, Inc. (b)	1,134	98,182
EOG Resources, Inc.	10,079	832,727
EQT Corp.	2,785	195,229
Exxon Mobil Corp.	82,296	7,274,966
Helmerich & Payne, Inc.	1,364	90,188
Hess Corp.	5,921	353,010
HollyFrontier Corp.	2,817	100,285

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Oil & Gas – 5.6% (Continued)
Marathon Oil Corp.	16,453	$231,823
Marathon Petroleum Corp.	10,477	409,441
Murphy Oil Corp.	2,750	98,285
Newfield Exploration Co. (b)	3,232	117,160
Noble Energy, Inc.	6,329	228,540
Occidental Petroleum Corp.	15,127	1,159,485
Phillips 66	9,110	748,022
Pioneer Natural Resources Co.	3,059	508,100
Range Resources Corp.	2,191	96,645
Tesoro Corp.	2,138	170,377
Valero Energy Corp.	9,230	543,370
		20,352,879
Oil & Gas Services – 1.0%
Baker Hughes, Inc.	8,676	419,571
FMC Technologies, Inc. (b)	3,816	116,350
Halliburton Co.	17,009	702,642
National Oilwell Varco, Inc.	6,974	251,343
Schlumberger Ltd.	27,447	2,205,092
Targa Resources Corp.	2,917	118,022
		3,813,020
Packaging & Containers – 0.3%
Ball Corp.	2,576	183,875
Bemis Co., Inc.	1,583	79,435
Crown Holdings, Inc. (b)	2,568	136,001
Packaging Corp of America	1,706	110,685
Sealed Air Corp.	3,715	175,943
Sonoco Products Co.	1,779	83,417
WestRock Co.	4,285	179,327
		948,683
Pharmaceuticals – 6.7%
AbbVie, Inc.	30,238	1,844,518
Alkermes PLC (b)	2,469	98,143
Allergan PLC (b)	7,811	1,691,550
AmerisourceBergen Corp.	3,519	299,467
Baxalta, Inc.	13,163	552,188

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Pharmaceuticals – 6.7% (Continued)
Bristol-Myers Squibb Co.	33,077	$2,387,498
Cardinal Health, Inc.	6,536	512,815
DexCom, Inc. (b)	1,424	91,677
Eli Lilly & Co.	18,198	1,374,495
Endo International PLC (b)	1,588	42,876
Express Scripts Holding Co. (b)	12,258	903,782
Herbalife Ltd. (b)	1,329	77,016
Johnson & Johnson	54,680	6,128,534
McKesson Corp.	4,539	761,735
Mead Johnson Nutrition Co.	3,135	273,215
Merck & Co., Inc.	54,996	3,015,981
OPKO Health, Inc. (b)	7,468	80,281
Pfizer, Inc.	122,533	4,008,054
Premier, Inc. – Class A (b)	850	28,738
Quintiles Transnational Holdings, Inc. (b)	1,451	100,221
Zoetis, Inc.	1,995	93,825
		24,366,609
Pipelines – 0.4%
Columbia Pipeline Group, Inc.	6,480	166,018
Kinder Morgan, Inc.	24,454	434,303
ONEOK, Inc.	3,715	134,297
Spectra Energy Corp.	13,309	416,172
Williams Cos., Inc.	14,873	288,388
		1,439,178
Real Estate – 0.1%
CBRE Group, Inc. – Class A (b)	6,561	194,403
Howard Hughes Corp. (b)	779	81,927
Jones Lang LaSalle, Inc.	683	78,661
		354,991
Retail – 6.8%
Advance Auto Parts, Inc.	1,416	221,038
AutoNation, Inc. (b)	1,355	68,631
AutoZone, Inc. (b)	513	392,563
Bed Bath & Beyond, Inc. (b)	2,936	138,638
Best Buy Co., Inc.	4,026	129,154

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Retail – 6.8% (Continued)
CarMax, Inc. (b)	3,457	$183,048
Chipotle Mexican Grill, Inc. (b)	459	193,225
Coach, Inc.	5,382	216,733
Copart, Inc. (b)	1,919	82,210
Costco Wholesale Corp.	8,674	1,284,880
CVS Health Corp.	21,761	2,186,980
Darden Restaurants, Inc.	2,300	143,175
Dick’s Sporting Goods, Inc.	1,627	75,395
Dollar General Corp.	1,097	89,855
Dollar Tree, Inc. (b)	4,562	363,637
Domino’s Pizza, Inc.	545	65,880
Foot Locker, Inc.	2,461	151,204
GameStop Corp. – Class A	2,396	78,589
Gap, Inc.	5,103	118,288
Genuine Parts Co.	2,708	259,887
Home Depot, Inc.	23,259	3,114,148
Kohl’s Corp.	3,397	150,487
L Brands, Inc.	4,332	339,152
Liberty Interactive Corp. QVC Group – Class A (b)	9,147	239,651
Lowe’s Cos., Inc.	18,031	1,370,717
Macy’s, Inc.	6,139	243,043
McDonald’s Corp.	17,876	2,261,135
Michaels Cos., Inc. (b)	620	17,627
MSC Industrial Direct Co., Inc.	710	55,025
Nordstrom, Inc.	2,636	134,779
O’Reilly Automotive, Inc. (b)	1,931	507,235
Panera Bread Co. – Class A (b)	358	76,787
PVH Corp.	1,586	151,622
Rite Aid Corp. (b)	20,527	165,242
Ross Stores, Inc.	7,250	411,655
Sally Beauty Holdings, Inc. (b)	1,240	38,936
Signet Jewelers Ltd.	1,551	168,377
Staples, Inc.	11,542	117,728
Starbucks Corp.	27,415	1,541,545
Target Corp.	11,797	937,861
Tiffany & Co.	1,975	140,916
TJX Cos., Inc.	12,283	931,297

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Retail – 6.8% (Continued)
Tractor Supply Co.	2,599	$246,021
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,255	261,391
Urban Outfitters, Inc. (b)	1,704	51,665
Walgreens Boots Alliance, Inc.	18,649	1,478,493
Wal-Mart Stores, Inc.	37,117	2,482,014
Williams-Sonoma, Inc.	1,240	72,887
Yum! Brands, Inc.	8,012	637,435
		24,787,881
Savings & Loans – 0.1%
New York Community Bancorp, Inc.	8,807	132,369
People’s United Financial, Inc.	5,570	86,335
TFS Financial Corp.	1,281	22,930
		241,634
Semiconductors – 2.2%
Analog Devices, Inc.	5,563	313,308
Applied Materials, Inc.	22,402	458,569
Intel Corp.	93,617	2,834,723
IPG Photonics Corp. (b)	700	60,669
KLA-Tencor Corp.	2,361	165,128
Lam Research Corp.	2,648	202,307
Linear Technology Corp.	4,198	186,727
Marvell Technology Group Ltd.	7,104	70,898
Maxim Integrated Products, Inc.	5,067	180,993
Microchip Technology, Inc.	3,955	192,173
Micron Technology, Inc. (b)	19,252	206,959
NVIDIA Corp.	8,049	285,981
ON Semiconductor Corp. (b)	8,074	76,461
QUALCOMM, Inc.	29,310	1,480,741
Skyworks Solutions, Inc.	3,428	229,059
Texas Instruments, Inc.	15,264	870,659
Xilinx, Inc.	4,585	197,522
		8,012,877
Shipbuilding – 0.0% (a)
Huntington Ingalls Industries, Inc.	772	111,762

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Software – 4.7%
Activision Blizzard, Inc.	10,690	$368,484
Adobe Systems, Inc. (b)	8,520	802,754
Akamai Technologies, Inc. (b)	3,421	174,437
ANSYS, Inc. (b)	1,460	132,524
Athenahealth, Inc. (b)	627	83,579
Autodesk, Inc. (b)	4,353	260,396
Black Knight Financial Services, Inc. – Class A (b)	295	9,434
Broadridge Financial Solutions, Inc.	2,120	126,861
CA, Inc.	6,140	182,112
Cerner Corp. (b)	6,020	337,963
Citrix Systems, Inc. (b)	2,957	242,001
Dun & Bradstreet Corp.	600	66,246
Electronic Arts, Inc. (b)	5,407	334,423
Fidelity National Information Services, Inc.	6,238	410,460
First Data Corp. – Class A (b)	1,903	21,675
Fiserv, Inc. (b)	4,281	418,339
IMS Health Holdings, Inc. (b)	2,643	70,410
Intuit, Inc.	4,157	419,400
Jack Henry & Associates, Inc.	1,315	106,554
Microsoft Corp.	156,730	7,816,125
MSCI, Inc.	1,705	129,478
NetSuite, Inc. (b)	870	70,505
Nuance Communications, Inc. (b)	6,031	103,613
Oracle Corp.	68,182	2,717,735
Paychex, Inc.	6,388	332,943
Red Hat, Inc. (b)	3,241	237,792
Salesforce.com, Inc. (b)	10,487	794,915
ServiceNow, Inc. (b)	339	24,232
SS&C Technologies Holdings, Inc.	550	33,633
Tableau Software, Inc. – Class A (b)	146	7,548
Tyler Technologies, Inc. (b)	592	86,675
Ultimate Software Group, Inc. (b)	465	91,414
VMware, Inc. – Class A (b)	1,695	96,462
Workday, Inc. – Class A (b)	404	30,292
		17,141,414
The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Telecommunications – 3.7%
Arista Networks, Inc. (b)	107	$7,128
ARRIS International PLC (b)	3,624	82,518
AT&T, Inc.	121,880	4,731,382
CenturyLink, Inc.	9,054	280,221
Cisco Systems, Inc.	99,715	2,741,165
CommScope Holding Co., Inc. (b)	2,416	73,471
Frontier Communications Corp.	22,405	124,572
Juniper Networks, Inc.	7,415	173,511
Level 3 Communications, Inc. (b)	5,644	294,955
Motorola Solutions, Inc.	3,207	241,134
Palo Alto Networks, Inc. (b)	179	27,006
Sprint Corp. (b)	13,391	45,931
T-Mobile US, Inc. (b)	15,010	589,593
Verizon Communications, Inc.	80,725	4,112,132
Zayo Group Holdings, Inc. (b)	454	11,786
		13,536,505
Textiles – 0.1%
Mohawk Industries, Inc. (b)	1,210	233,082

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	1,781	150,744
Mattel, Inc.	6,153	191,297
		342,041
Transportation – 1.5%
CH Robinson Worldwide, Inc.	2,574	182,677
CSX Corp.	17,264	470,789
Expeditors International of Washington, Inc.	3,268	162,125
FedEx Corp.	4,915	811,516
Genesee & Wyoming, Inc. (b)	987	64,264
JB Hunt Transport Services, Inc.	1,532	126,972
Kansas City Southern	2,097	198,691
Kirby Corp. (b)	977	62,352
Norfolk Southern Corp.	5,226	470,915
Old Dominion Freight Line, Inc. (b)	1,211	79,986
Union Pacific Corp.	15,534	1,355,031

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.4% (Continued)

Transportation – 1.5% (Continued)
United Parcel Service, Inc. – Class B	13,614	$1,430,423
		5,415,741
Trucking & Leasing – 0.0% (a)
AMERCO	119	41,888

Water – 0.1%
American Water Works Co., Inc.	3,479	253,132
Aqua America, Inc.	3,218	101,882
		355,014
TOTAL COMMON STOCKS
(Cost $345,441,850)		348,602,487

EXCHANGE TRADED FUNDS – 0.6%
iShares Russell 1000 ETF	20,426	2,342,250
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,340,752)		2,342,250

INVESTMENT COMPANIES – 0.0% (a)
American Capital Ltd. (b)	5,043	79,679
Ares Capital Corp.	6,630	100,710
TOTAL INVESTMENT COMPANIES
(Cost $170,700)		180,389

REAL ESTATE INVESTMENT TRUSTS – 3.8%
Alexandria Real Estate Equities, Inc.	1,431	133,011
American Campus Communities, Inc.	2,741	122,660
American Capital Agency Corp.	6,110	112,241
American Tower Corp.	8,396	880,573
Annaly Capital Management, Inc.	16,965	176,775
Apartment Investment & Management Co.	3,304	132,358
Apple Hospitality REIT, Inc.	3,675	69,568
AvalonBay Communities, Inc.	2,896	511,984
Boston Properties, Inc.	3,245	418,151
Brixmor Property Group, Inc.	2,017	50,929

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 3.8% (Continued)
Camden Property Trust	1,821	$147,009
Corrections Corp. of America	1,542	46,908
Crown Castle International Corp.	5,478	475,929
CubeSmart	3,702	109,616
DDR Corp.	6,769	118,458
Digital Realty Trust, Inc.	3,082	271,154
Duke Realty Corp.	7,295	159,542
Equinix, Inc.	1,447	478,016
Equity LifeStyle Properties, Inc.	1,775	121,570
Equity Residential	7,696	523,867
Essex Property Trust, Inc.	1,376	303,339
Extra Space Storage, Inc.	2,638	224,098
Federal Realty Investment Trust	1,462	222,341
Forest City Realty Trust, Inc. – Class A	5,086	105,687
General Growth Properties, Inc.	10,782	302,219
HCP, Inc.	9,804	331,669
Host Hotels & Resorts, Inc.	15,869	251,048
Iron Mountain, Inc.	2,633	96,184
Kilroy Realty Corp.	1,949	126,315
Kimco Realty Corp.	8,718	245,150
Lamar Advertising Co. – Class A	1,212	75,192
Liberty Property Trust	3,077	107,387
Macerich Co.	2,672	203,286
Mid-America Apartment Communities, Inc.	1,595	152,657
National Retail Properties, Inc.	2,348	102,748
Omega Healthcare Investors, Inc.	2,902	98,001
Prologis, Inc.	11,059	502,189
Public Storage	3,257	797,346
Realty Income Corp.	4,110	243,312
Regency Centers Corp.	1,958	144,305
Senior Housing Properties Trust	5,006	88,005
Simon Property Group, Inc.	6,639	1,335,568
SL Green Realty Corp.	2,102	220,878
Spirit Realty Capital, Inc.	7,553	86,331
Taubman Centers, Inc.	1,215	84,382
UDR, Inc.	5,536	193,317
Ventas, Inc.	7,079	439,747

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 3.8% (Continued)
VEREIT, Inc.	16,399	$145,623
Vornado Realty Trust	3,977	380,718
Weingarten Realty Investors	2,617	96,620
Welltower, Inc.	7,476	518,984
Weyerhaeuser Co.	15,644	502,485
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $13,899,582)		13,787,450

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Fidelity Institutional Money Market Funds –
Money Market Portfolio – Class I, 0.34% (c)	342,595	342,595
TOTAL SHORT-TERM INVESTMENTS
(Cost $342,595)		342,595

TOTAL INVESTMENTS
(Cost $362,195,479) – 99.9%		365,255,171
Other Assets in Excess of Liabilities – 0.1%		193,086
TOTAL NET ASSETS – 100.0%		$365,448,257

(a)	Less than 0.05%.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day yield as of April 30, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016

	Shares	Value
COMMON STOCKS – 84.5%

Administrative, Support and Waste Management
and Remediation Services – 0.4%
The ADT Corp.	14,265	$598,845

Aerospace/Defense – 1.3%
B/E Aerospace, Inc.	8,236	400,517
Curtiss-Wright Corp.	3,132	239,848
HEICO Corp. – Class A	2,510	128,462
Orbital ATK, Inc.	4,191	364,617
Spirit AeroSystems Holdings, Inc. – Class A (a)	11,694	551,372
Teledyne Technologies, Inc. (a)	2,263	210,346
		1,895,162
Agriculture – 0.1%
Vector Group Ltd.	8,164	176,342
Airlines – 0.4%
Allegiant Travel Co.	948	152,220
JetBlue Airways Corp. (a)	15,358	303,935
Spirit Airlines, Inc. (a)	1,477	64,885
		521,040
Apparel – 0.7%
Carter’s, Inc.	4,225	450,681
Columbia Sportswear Co.	2,923	171,200
G-III Apparel Group Ltd. (a)	2,688	121,632
Skechers U.S.A, Inc. – Class A (a)	8,652	285,948
		1,029,461
Auto Parts & Equipment – 0.7%
Allison Transmission Holdings, Inc.	2,248	64,765
Tenneco, Inc. (a)	4,153	221,355
Visteon Corp.	3,170	252,554
WABCO Holdings, Inc. (a)	4,686	525,581
		1,064,255
Banks – 4.3%
Bank Hawaii Corp.	3,274	223,974
Bank of the Ozarks, Inc.	6,719	277,495
BankUnited, Inc.	2,929	101,051

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Banks – 4.3% (Continued)
BOK Financial Corp.	1,985	$119,457
Commerce Bancshares, Inc.	7,168	335,606
Cullen/Frost Bankers, Inc.	4,651	297,617
East West Bancorp., Inc.	10,124	379,549
First Citizens BancShares, Inc. – Class A	641	163,455
First Horizon National Corp.	17,616	248,033
FirstMerit Corp.	12,903	285,930
Home BancShares, Inc.	5,268	226,471
PacWest Bancorp.	8,454	337,991
Popular, Inc.	8,362	248,519
PrivateBancorp., Inc.	5,734	238,592
Prosperity Bancshares, Inc.	5,244	276,726
Signature Bank (a)	4,150	571,995
SVB Financial Group (a)	4,211	439,123
Synovus Financial Corp.	10,308	321,197
Umpqua Holdings Corp.	16,116	255,116
Webster Financial Corp.	7,289	267,069
Western Alliance Bancorp. (a)	9,118	333,536
Zions Bancorp.	16,111	443,375
		6,391,877
Biotechnology – 2.0%
Alnylam Pharmaceuticals, Inc. (a)	5,350	358,664
Bio-Rad Laboratories, Inc. – Class A (a)	1,651	234,194
Charles River Laboratories International, Inc. (a)	3,679	291,634
Intercept Pharmaceuticals, Inc. (a)	1,187	178,928
Intrexon Corp. (a)	4,382	117,131
Ionis Pharmaceuticals, Inc. (a)	7,466	305,882
Juno Therapeutics, Inc. (a)	1,268	53,370
Medivation, Inc. (a)	12,323	712,270
Seattle Genetics, Inc. (a)	8,663	307,363
Ultragenyx Pharmaceutical, Inc. (a)	1,935	130,845
United Therapeutics Corp. (a)	3,188	335,378
		3,025,659
Building Materials – 1.0%
Armstrong Flooring, Inc. (a)	1,192	17,355
Armstrong World Industries, Inc. (a)	2,390	97,536

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Building Materials – 1.0% (Continued)
Eagle Materials, Inc.	3,697	$274,022
Lennox International, Inc.	3,144	424,283
Owens Corning	9,102	419,329
USG Corp. (a)	8,608	232,502
		1,465,027
Chemicals – 3.3%
Albemarle Corp.	9,898	654,852
Ashland, Inc.	5,099	569,048
Axalta Coating Systems Ltd. (a)	4,916	139,959
Cabot Corp.	5,088	248,243
FMC Corp.	9,905	428,490
Huntsman Corp.	17,995	283,241
NewMarket Corp.	601	244,042
PolyOne Corp.	6,800	244,664
RPM International, Inc.	10,713	541,328
Sensient Technologies Corp.	3,584	241,024
Univar, Inc. (a)	4,399	76,543
Valspar Corp.	5,556	592,770
Westlake Chemical Corp.	3,541	177,723
WR Grace & Co. (a)	6,153	471,812
		4,913,739
Commercial Services – 4.8%
Avis Budget Group, Inc. (a)	7,826	196,433
Booz Allen Hamilton Holding Corp.	10,326	284,688
Bright Horizons Family Solutions, Inc. (a)	4,112	269,829
CoStar Group, Inc. (a)	2,867	565,688
Deluxe Corp.	3,491	219,165
Euronet Worldwide, Inc. (a)	4,031	310,790
Gartner, Inc. (a)	6,563	572,097
Global Payments, Inc.	1,394	100,588
Graham Holdings Co. – Class B	360	171,554
Hertz Global Holdings, Inc. (a)	13,121	121,500
KAR Auction Services, Inc.	3,216	120,922
Live Nation Entertainment, Inc. (a)	7,786	167,243
ManpowerGroup, Inc.	5,829	449,008

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Commercial Services – 4.8% (Continued)
Morningstar, Inc.	1,490	$123,968
PAREXEL International Corp. (a)	4,178	255,276
Quanta Services, Inc. (a)	13,040	309,309
Robert Half International, Inc.	11,194	428,842
Rollins, Inc.	9,647	259,215
RR Donnelley & Sons Co.	13,706	238,484
Sabre Corp.	15,506	448,899
Service Corp. International	13,526	360,738
ServiceMaster Global Holdings, Inc. (a)	1,779	68,171
Square, Inc. – Class A (a)	664	9,887
Team Health Holdings, Inc. (a)	5,106	213,584
TransUnion (a)	3,420	102,429
United Rentals, Inc. (a)	7,167	479,687
WEX, Inc. (a)	3,152	297,833
		7,145,827
Computers – 3.7%
Brocade Communications Systems, Inc.	30,833	296,305
Cadence Design System, Inc. (a)	24,918	577,848
Computer Sciences Corp.	11,136	368,936
CSRA, Inc.	12,476	323,877
DST Systems, Inc.	2,431	293,373
EPAM Systems, Inc. (a)	3,920	285,886
Fortinet, Inc. (a)	11,587	376,693
Genpact Ltd. (a)	13,430	374,563
Leidos Holdings, Inc.	5,821	288,780
Manhattan Associates, Inc. (a)	5,272	319,167
MAXIMUS, Inc.	4,749	251,222
Mentor Graphics Corp.	9,585	191,317
NCR Corp. (a)	10,986	319,583
Pure Storage, Inc. – Class A (a)	2,315	33,683
Synopsys, Inc. (a)	11,938	567,294
Syntel, Inc. (a)	2,912	123,847
Teradata Corp. (a)	11,350	287,155
VeriFone Systems, Inc. (a)	10,331	294,020
		5,573,549

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Cosmetics/Personal Care – 0.3%
Edgewell Personal Care Co.	4,787	$392,869

Distribution/Wholesale – 0.8%
Fossil Group, Inc. (a)	3,294	133,407
HD Supply Holdings, Inc. (a)	5,139	176,165
Ingram Micro, Inc.	11,132	389,064
Pool Corp.	3,310	289,327
Watsco, Inc.	1,920	258,182
		1,246,145
Diversified Financial Services – 2.5%
Air Lease Corp.	7,122	217,079
CBOE Holdings, Inc.	845	52,356
CoreLogic, Inc. (a)	7,199	255,420
Credit Acceptance Corp. (a)	944	185,279
E*TRADE Financial Corp. (a)	22,008	554,161
Eaton Vance Corp.	9,345	322,683
Federated Investors, Inc. – Class B	7,503	237,095
Legg Mason, Inc.	9,192	295,155
MarketAxess Holdings, Inc.	2,992	367,298
Navient Corp.	23,795	325,278
OneMain Holdings, Inc. (a)	4,169	132,658
Raymond James Financial, Inc.	10,466	546,011
Santander Consumer USA Holdings, Inc. (a)	1,676	22,073
SLM Corp. (a)	25,990	175,952
Virtu Financial, Inc. – Class A	1,815	37,843
		3,726,341
Electric – 3.3%
Black Hills Corp.	3,852	233,393
Calpine Corp. (a)	27,432	432,877
Great Plains Energy, Inc.	11,298	352,837
Hawaiian Electric Industries, Inc.	8,783	287,116
IDACORP, Inc.	3,351	243,718
ITC Holdings Corp.	13,321	587,057
MDU Resources Group, Inc.	14,468	290,228
NorthWestern Corp.	3,481	197,860
NRG Energy, Inc.	23,924	361,252

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Electric – 3.3% (Continued)
OGE Energy Corp.	15,920	$471,073
Portland General Electric Co.	7,327	291,028
TECO Energy, Inc.	18,995	527,491
Westar Energy, Inc.	11,557	596,457
		4,872,387
Electrical Components & Equipment – 0.4%
Hubbell, Inc.	3,992	422,194
SunPower Corp. (a)	9,874	198,862
		621,056
Electronics – 2.4%
Arrow Electronics, Inc. (a)	6,055	376,015
Avnet, Inc.	9,970	409,966
FEI Co.	2,948	262,431
Fitbit, Inc. – Class A (a)	2,634	48,071
FLIR Systems, Inc.	10,965	331,253
Gentex Corp.	23,574	378,127
Jabil Circuit, Inc.	14,655	254,411
Keysight Technologies, Inc. (a)	13,954	363,920
National Instruments Corp.	8,631	237,957
PerkinElmer, Inc.	8,339	420,452
Trimble Navigation Ltd. (a)	14,118	338,126
Woodward, Inc.	4,529	245,517
		3,666,246
Energy-Alternate Sources – 0.2%
First Solar, Inc. (a)	6,493	362,569

Engineering & Construction – 1.1%
AECOM (a)	10,448	339,456
EMCOR Group, Inc.	4,779	231,686
Fluor Corp.	11,985	655,100
Jacobs Engineering Group, Inc. (a)	9,771	435,591
		1,661,833
Entertainment – 1.1%
Cinemark Holdings, Inc.	8,371	290,055
Dolby Laboratories, Inc. – Class A	3,595	171,158

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Entertainment – 1.1% (Continued)
Lions Gate Entertainment Corp.	11,537	$256,122
Madison Square Garden Co. – Class A (a)	1,755	275,500
Regal Entertainment Group – Class A	7,058	147,159
Six Flags Entertainment Corp.	5,841	350,752
Vail Resorts, Inc.	986	127,825
		1,618,571
Environmental Control – 0.1%
Clean Harbors, Inc. (a)	3,890	192,166

Food – 2.0%
Blue Buffalo Pet Products, Inc. (a)	5,333	132,045
Flowers Foods, Inc.	17,523	335,741
Hain Celestial Group, Inc. (a)	8,413	352,168
Ingredion, Inc.	5,798	667,292
Lancaster Colony Corp.	1,539	179,294
Pilgrim’s Pride Corp. (a)	5,498	147,951
Pinnacle Foods, Inc.	2,846	121,211
Post Holdings, Inc. (a)	4,687	336,714
Seaboard Corp. (a)	19	57,057
Snyder’s-Lance, Inc.	6,711	214,551
Sprouts Farmers Market, Inc. (a)	1,835	51,508
TreeHouse Foods, Inc. (a)	4,705	415,922
		3,011,454
Gas – 2.9%
Atmos Energy Corp.	8,137	590,339
National Fuel Gas Co.	6,837	379,454
New Jersey Resources Corp.	6,369	227,246
NiSource, Inc.	27,291	619,779
ONE Gas, Inc.	4,168	243,703
Piedmont Natural Gas Co., Inc.	6,402	382,840
Questar Corp.	10,998	275,720
Southwest Gas Corp.	3,740	242,763
Spire, Inc.	3,420	218,743
UGI Corp.	13,706	551,529
Vectren Corp.	6,599	322,361
WGL Holdings, Inc.	3,833	260,222
		4,314,699

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Hand/Machine Tools – 0.3%
Lincoln Electric Holdings, Inc.	4,906	$307,459
Regal Beloit Corp.	3,307	213,037
		520,496
Healthcare-Products – 2.4%
ABIOMED, Inc. (a)	2,627	255,187
Alere, Inc. (a)	6,328	246,792
Align Technology, Inc. (a)	5,527	398,994
Bio-Techne Corp.	2,756	256,804
Bruker Corp.	8,892	251,644
Cepheid (a)	4,227	120,639
Hill-Rom Holdings, Inc.	4,839	233,966
IDEXX Laboratories, Inc. (a)	6,473	545,997
Patterson Cos., Inc.	6,869	297,771
Teleflex, Inc.	3,396	529,029
VWR Corp. (a)	5,052	134,585
West Pharmaceutical Services, Inc.	5,362	381,774
		3,653,182
Healthcare-Services – 2.2%
Acadia Healthcare Co., Inc. (a)	7,281	460,086
Amsurg Corp. (a)	3,851	311,854
Brookdale Senior Living, Inc. (a)	15,087	278,506
Centene Corp. (a)	13,551	839,620
Envision Healthcare Holdings, Inc. (a)	5,088	115,142
HealthSouth Corp.	6,905	286,281
Lifepoint Health, Inc. (a)	3,481	235,176
Molina Healthcare, Inc. (a)	3,268	169,152
Tenet Healthcare Corp. (a)	7,764	246,041
WellCare Health Plans, Inc. (a)	3,517	316,495
		3,258,353
Holding Companies-Diversified – 0.3%
Leucadia National Corp.	29,220	487,390
Home Builders – 1.1%
CalAtlantic Group, Inc.	6,598	213,577
NVR, Inc. (a)	285	473,468

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Home Builders – 1.1% (Continued)
PulteGroup, Inc.	23,252	$427,604
Thor Industries, Inc.	4,085	261,522
Toll Brothers, Inc. (a)	11,354	309,964
		1,686,135
Home Furnishings – 0.8%
Harman International Industries, Inc.	5,671	435,306
Leggett & Platt, Inc.	10,563	520,650
Tempur Sealy International, Inc. (a)	3,630	220,232
		1,176,188
Household Products/Wares – 0.5%
Avery Dennison Corp.	6,880	499,557
Helen of Troy Ltd. (a)	1,858	184,926
		684,483
Housewares – 0.4%
Scotts Miracle-Gro Co. – Class A	3,976	281,421
Toro Co.	4,392	379,689
		661,110
Insurance – 5.6%
Alleghany Corp. (a)	1,246	649,515
American Financial Group, Inc.	6,011	415,420
American National Insurance Co.	2,396	278,224
AmTrust Financial Services, Inc.	8,736	217,090
Arthur J Gallagher & Co.	13,282	611,503
Aspen Insurance Holdings Ltd.	4,634	214,786
Assurant, Inc.	4,984	421,497
Assured Guaranty Ltd.	11,727	303,378
Axis Capital Holdings Ltd.	6,676	355,631
Brown & Brown, Inc.	9,491	333,229
CNO Financial Group, Inc.	12,633	232,068
Endurance Specialty Holdings Ltd.	5,207	333,144
Erie Indemnity Co. – Class A	1,816	171,412
First American Financial Corp.	7,162	257,975
Hanover Insurance Group, Inc.	3,453	296,129
Mercury General Corp.	2,066	109,291

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Insurance – 5.6% (Continued)
MGIC Investment Corp. (a)	16,902	$122,201
Old Republic International Corp.	18,433	340,826
Reinsurance Group of America, Inc.	5,016	477,624
RenaissanceRe Holdings Ltd.	3,117	345,707
RLI Corp.	3,269	203,266
Torchmark Corp.	9,897	572,937
Validus Holdings Ltd.	6,769	311,983
White Mountains Insurance Group Ltd.	495	410,850
WR Berkley Corp.	7,130	399,280
		8,384,966
Internet – 1.1%
CDW Corp.	2,202	84,777
FireEye, Inc. (a)	5,603	97,212
GoDaddy, Inc. – Class A (a)	1,480	44,948
Groupon, Inc. (a)	2,742	9,926
IAC/InterActiveCorp.	6,778	314,092
Liberty Ventures – Class A (a)	10,637	425,480
Match Group, Inc. (a)	14,264	162,610
Pandora Media, Inc. (a)	3,846	38,191
Splunk, Inc. (a)	2,981	154,952
Wayfair, Inc. – Class A (a)	1,422	53,680
Zillow Group, Inc. – Class C (a)	8,038	193,234
		1,579,102
Investment Companies – 0.5%
American Capital Ltd. (a)	22,449	354,694
Ares Capital Corp.	29,484	447,862
		802,556
Iron/Steel – 0.6%
Reliance Steel & Aluminum Co.	5,866	433,908
Steel Dynamics, Inc.	19,845	500,292
		934,200
Leisure Time – 0.2%
Brunswick Corp.	6,915	332,127

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Lodging – 0.3%
Choice Hotels International, Inc.	4,337	$219,712
Extended Stay America, Inc.	2,684	42,005
Hyatt Hotels Corp. – Class A (a)	3,179	152,211
		413,928
Machinery-Construction & Mining – 0.1%
Oshkosh Corp.	3,979	194,374

Machinery-Diversified – 2.5%
AGCO Corp.	4,947	264,516
BWX Technologies, Inc.	7,766	259,307
Cognex Corp.	6,371	226,361
Flowserve Corp.	11,222	547,746
Graco, Inc.	4,136	324,221
IDEX Corp.	5,839	478,214
Middleby Corp. (a)	5,000	548,200
Nordson Corp.	3,581	274,770
Xylem, Inc.	13,224	552,499
Zebra Technologies Corp. (a)	3,230	202,069
		3,677,903
Media – 1.5%
AMC Networks, Inc. – Class A (a)	4,142	270,183
FactSet Research Systems, Inc.	3,320	500,490
Houghton Mifflin Harcourt Co. (a)	1,506	30,888
John Wiley & Sons, Inc. – Class A	3,216	159,482
Liberty Broadband Corp. – Class A (a)	9,204	527,573
Sinclair Broadcast Group, Inc. – Class A	4,530	145,277
Starz – Class A (a)	6,887	187,395
TEGNA, Inc.	18,961	442,929
		2,264,217
Mining – 0.2%
Royal Gold, Inc.	5,190	324,998

Miscellaneous Manufacturing – 1.9%
AO Smith Corp.	5,518	426,100
AptarGroup, Inc.	4,127	313,652
Carlisle Cos., Inc.	4,573	465,989

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Miscellaneous Manufacturing – 1.9% (Continued)
Colfax Corp. (a)	7,942	$257,559
Crane Co.	3,820	212,277
Donaldson Co., Inc.	9,579	313,042
Hexcel Corp.	8,139	368,452
ITT Corp.	6,381	244,839
Trinity Industries, Inc.	11,468	223,741
		2,825,651
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	14,912	312,705

Oil & Gas – 2.8%
Antero Resources Corp. (a)	7,277	205,939
Diamond Offshore Drilling, Inc.	6,045	146,652
Diamondback Energy, Inc. (a)	5,089	440,605
Energen Corp.	7,283	309,455
Gulfport Energy Corp. (a)	10,276	321,639
Helmerich & Payne, Inc.	6,076	401,745
Murphy Oil Corp.	12,263	438,279
Nabors Industries Ltd.	22,451	220,020
Newfield Exploration Co. (a)	14,347	520,079
PBF Energy, Inc. – Class A	7,704	247,915
Range Resources Corp.	9,701	427,911
Southwestern Energy Co. (a)	24,123	323,972
Western Refining, Inc.	5,904	157,991
		4,162,202
Oil & Gas Services – 0.6%
Oceaneering International, Inc.	6,517	238,848
RPC, Inc.	6,532	98,764
Targa Resources Corp.	12,951	523,997
		861,609
Packaging & Containers – 1.6%
Bemis Co., Inc.	7,017	352,113
Berry Plastics Group, Inc. (a)	2,936	105,755
Crown Holdings, Inc. (a)	11,391	603,267
Graphic Packaging Holding Co.	10,601	140,781

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Packaging & Containers – 1.6% (Continued)
Owens-Illinois, Inc. (a)	13,136	$242,491
Packaging Corp of America	7,602	493,218
Silgan Holdings, Inc.	2,379	120,710
Sonoco Products Co.	7,953	372,916
		2,431,251
Pharmaceuticals – 2.3%
Akorn, Inc. (a)	6,271	159,597
Alkermes PLC (a)	11,030	438,442
Anacor Pharmaceuticals, Inc. (a)	3,068	192,486
Catalent, Inc. (a)	4,202	124,085
DexCom, Inc. (a)	6,365	409,779
Endo International PLC (a)	7,041	190,107
Herbalife Ltd. (a)	5,910	342,485
Horizon Pharma PLC (a)	11,997	184,394
Impax Laboratories, Inc. (a)	5,652	188,494
Neurocrine Biosciences, Inc. (a)	5,919	269,788
OPKO Health, Inc. (a)	33,269	357,642
Premier, Inc. – Class A (a)	3,732	126,179
VCA, Inc. (a)	6,437	405,338
		3,388,816
Pipelines – 0.4%
ONEOK, Inc.	16,544	598,066

Real Estate – 0.5%
Howard Hughes Corp. (a)	3,502	368,306
Jones Lang LaSalle, Inc.	3,043	350,462
		718,768
Retail – 4.3%
American Eagle Outfitters, Inc.	15,152	216,825
AutoNation, Inc. (a)	6,034	305,622
Brinker International, Inc.	3,801	176,062
Buffalo Wild Wings, Inc. (a)	1,254	167,610
Burlington Stores, Inc. (a)	3,276	186,634
Cabela’s, Inc. (a)	3,687	192,277
Casey’s General Stores, Inc.	3,111	348,432

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Retail – 4.3% (Continued)
Copart, Inc. (a)	8,511	$364,611
Cracker Barrel Old Country Store, Inc.	1,864	272,908
Dick’s Sporting Goods, Inc.	7,226	334,853
Dillard’s, Inc. – Class A	2,821	198,740
Domino’s Pizza, Inc.	2,385	288,299
Dunkin’ Brands Group, Inc.	515	23,948
GameStop Corp. – Class A	10,679	350,271
HSN, Inc.	3,039	161,158
Jack in the Box, Inc.	2,666	180,088
JC Penney Co., Inc. (a)	22,967	213,134
Michaels Cos., Inc. (a)	2,745	78,040
MSC Industrial Direct Co., Inc.	3,172	245,830
Office Depot, Inc. (a)	45,314	266,446
Panera Bread Co. – Class A (a)	1,602	343,613
Penske Automotive Group, Inc.	4,030	157,694
Sally Beauty Holdings, Inc. (a)	5,486	172,260
Texas Roadhouse, Inc.	4,798	195,375
Urban Outfitters, Inc. (a)	7,590	230,129
Vista Outdoor, Inc. (a)	3,952	189,617
Williams-Sonoma, Inc.	5,489	322,643
World Fuel Services Corp.	4,913	229,585
		6,412,704
Savings & Loans – 0.6%
First Niagara Financial Group, Inc.	26,618	281,086
Investors Bancorp., Inc.	10,154	117,279
People’s United Financial, Inc.	24,751	383,640
TFS Financial Corp.	5,682	101,708
		883,713
Semiconductors – 1.5%
Cavium, Inc. (a)	4,190	206,860
Cree, Inc. (a)	5,396	132,256
Cypress Semiconductor Corp.	24,194	218,472
IPG Photonics Corp. (a)	3,126	270,930
Marvell Technology Group Ltd.	31,638	315,747
Microsemi Corp. (a)	8,116	274,240
ON Semiconductor Corp. (a)	35,944	340,390

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Semiconductors – 1.5% (Continued)
Synaptics, Inc. (a)	2,889	$206,708
Teradyne, Inc.	14,950	282,704
		2,248,307
Shipbuilding – 0.3%
Huntington Ingalls Industries, Inc.	3,471	502,497

Software – 4.2%
Aspen Technology, Inc. (a)	5,161	196,273
Athenahealth, Inc. (a)	2,776	370,041
Black Knight Financial Services, Inc. – Class A (a)	1,297	41,478
Broadridge Financial Solutions, Inc.	9,472	566,804
Dun & Bradstreet Corp.	2,646	292,145
Fair Isaac Corp.	2,209	235,722
Guidewire Software, Inc. (a)	1,892	107,787
Inovalon Holdings, Inc. – Class A (a)	4,693	80,250
j2 Global, Inc.	3,378	214,571
Jack Henry & Associates, Inc.	5,843	473,458
MSCI, Inc.	7,597	576,916
NetSuite, Inc. (a)	3,823	309,816
Nuance Communications, Inc. (a)	26,842	461,146
PTC, Inc. (a)	9,344	340,682
Qlik Technologies, Inc. (a)	7,080	217,993
Rackspace Hosting, Inc. (a)	7,251	165,830
SS&C Technologies Holdings, Inc.	2,407	147,188
SYNNEX Corp.	1,749	144,415
Tableau Software, Inc. – Class A (a)	698	36,087
Take-Two Interactive Software, Inc. (a)	6,681	228,357
Tyler Technologies, Inc. (a)	2,608	381,837
Ultimate Software Group, Inc. (a)	2,111	415,002
Veeva Systems, Inc. – Class A (a)	6,239	171,635
Verint Systems, Inc. (a)	3,677	124,430
		6,299,863
Telecommunications – 1.5%
Arista Networks, Inc. (a)	511	34,043
ARRIS International PLC (a)	16,109	366,802
Ciena Corp. (a)	10,956	184,389
CommScope Holding Co., Inc. (a)	10,778	327,759

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 84.5% (Continued)

Telecommunications – 1.5% (Continued)
EchoStar Corp. – Class A (a)	4,023	$164,621
Frontier Communications Corp.	99,709	554,382
Telephone & Data Systems, Inc.	7,555	223,401
Ubiquiti Networks, Inc. (a)	1,942	69,174
United States Cellular Corp. (a)	1,265	53,940
ViaSat, Inc. (a)	3,348	256,792
Zayo Group Holdings, Inc. (a)	2,056	53,374
		2,288,677
Transportation – 1.0%
Genesee & Wyoming, Inc. (a)	4,387	285,638
Kirby Corp. (a)	4,340	276,979
Landstar System, Inc.	2,746	180,000
Old Dominion Freight Line, Inc. (a)	5,345	353,037
Ryder System, Inc.	3,963	273,130
XPO Logistics, Inc. (a)	6,478	195,247
		1,564,031
Trucking & Leasing – 0.1%
AMERCO	572	201,344

Water – 0.3%
Aqua America, Inc.	14,280	452,105
TOTAL COMMON STOCKS
(Cost $122,857,238)		126,675,136

EXCHANGE TRADED FUNDS – 0.8%
iShares Russell Mid-Cap ETF	6,940	1,142,185
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,136,252)		1,142,185

REAL ESTATE INVESTMENT TRUSTS – 14.5%
Alexandria Real Estate Equities, Inc.	6,401	594,973
American Campus Communities, Inc.	12,220	546,845
American Capital Agency Corp.	27,221	500,050
American Homes 4 Rent – Class A	16,830	266,251

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 14.5% (Continued)
Apartment Investment & Management Co.	14,689	$588,441
Apple Hospitality REIT, Inc.	16,352	309,543
Brixmor Property Group, Inc.	8,978	226,695
Camden Property Trust	8,154	658,272
Chimera Investment Corp.	15,492	219,986
Communications Sales & Leasing, Inc.	13,132	305,056
Corrections Corp. of America	6,816	207,343
CubeSmart	16,482	488,032
CyrusOne, Inc.	7,337	323,782
DCT Industrial Trust, Inc.	8,298	334,990
DDR Corp.	30,151	527,643
Douglas Emmett, Inc.	13,820	448,459
Duke Realty Corp.	32,443	709,528
EPR Properties	4,513	297,316
Equity Commonwealth (a)	11,811	329,645
Equity LifeStyle Properties, Inc.	7,933	543,331
Equity One, Inc.	8,241	233,220
Forest City Realty Trust, Inc. – Class A	22,658	470,833
Gaming and Leisure Properties, Inc.	11,447	375,347
Gramercy Property Trust	31,197	264,239
Healthcare Realty Trust, Inc.	9,585	290,234
Healthcare Trust of America, Inc. – Class A	12,241	353,643
Highwoods Properties, Inc.	9,015	421,271
Hospitality Properties Trust	14,214	363,736
Iron Mountain, Inc.	11,704	427,547
Kilroy Realty Corp.	8,656	560,995
Lamar Advertising Co. – Class A	5,350	331,914
LaSalle Hotel Properties	10,591	253,125
Liberty Property Trust	13,713	478,584
Medical Properties Trust, Inc.	16,731	222,690
Mid-America Apartment Communities, Inc.	7,073	676,957
National Retail Properties, Inc.	10,450	457,292
New Residential Investment Corp.	18,591	224,951
Northstar Realty Finance Corp.	14,871	190,200
Omega Healthcare Investors, Inc.	12,881	434,991
Outfront Media, Inc.	644	13,968
Paramount Group, Inc.	15,320	255,844

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 14.5% (Continued)
Post Properties, Inc.	4,630	$265,577
Rayonier, Inc.	8,864	218,764
Regency Centers Corp.	8,696	640,895
Retail Properties of America, Inc.	22,254	355,842
RLJ Lodging Trust	11,689	246,287
Senior Housing Properties Trust	22,272	391,542
Sovran Self Storage, Inc.	3,693	392,270
Spirit Realty Capital, Inc.	33,567	383,671
Starwood Property Trust, Inc.	19,564	378,759
STORE Capital Corp.	5,680	145,806
Sun Communities, Inc.	5,476	371,656
Sunstone Hotel Investors, Inc.	20,259	259,518
Tanger Factory Outlet Centers, Inc.	8,363	293,374
Taubman Centers, Inc.	5,369	372,877
Two Harbors Investment Corp.	26,406	206,759
VEREIT, Inc.	72,988	648,133
Weingarten Realty Investors	11,626	429,232
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $21,831,473)		21,728,724

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.2%

Money Market Funds – 0.2%
Fidelity Institutional Money Market Funds –
Money Market Portfolio – Class I, 0.34% (b)	243,824	$243,824
TOTAL SHORT-TERM INVESTMENTS
(Cost $243,824)		243,824

TOTAL INVESTMENTS
(Cost $146,068,787) – 100.0%		149,789,869
Other Assets in Excess of Liabilities – 0.0% (c)		18,623
TOTAL NET ASSETS – 100.0%		$149,808,492

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of April 30, 2016.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016

	Shares	Value
COMMON STOCKS – 98.9%

Airlines – 0.4%
American Airlines Group, Inc.	8,319	$288,586

Auto Manufacturers – 1.0%
PACCAR, Inc.	4,847	285,537
Tesla Motors, Inc. (a)	1,822	438,664
		724,201
Beverages – 0.6%
Monster Beverage Corp. (a)	2,799	403,672

Biotechnology – 10.3%
Alexion Pharmaceuticals, Inc. (a)	3,108	432,882
Amgen, Inc.	10,376	1,642,521
Biogen, Inc. (a)	3,017	829,645
BioMarin Pharmaceutical, Inc. (a)	2,229	188,752
Celgene Corp. (a)	10,784	1,115,173
Gilead Sciences, Inc.	18,857	1,663,376
Illumina, Inc. (a)	2,019	272,545
Incyte Corp. (a)	2,582	186,601
Regeneron Pharmaceuticals, Inc. (a)	1,419	534,551
Vertex Pharmaceuticals, Inc. (a)	3,399	286,672
		7,152,718
Commercial Services – 2.0%
Automatic Data Processing, Inc.	6,311	558,145
PayPal Holdings, Inc. (a)	16,869	660,927
Verisk Analytics, Inc. (a)	2,318	179,831
		1,398,903
Computers – 11.4%
Apple, Inc.	76,498	7,170,923
Cognizant Technology Solutions Corp. – Class A (a)	8,404	490,541
NetApp, Inc.	4,033	95,340
Seagate Technology PLC	4,089	89,018
Western Digital Corp.	3,212	131,258
		7,977,080
Distribution/Wholesale – 0.3%
Fastenal Co.	3,981	186,271

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 98.9% (Continued)

Engineering & Construction – 0.3%
SBA Communications Corp. – Class A (a)	1,727	$177,950

Environmental Control – 0.2%
Stericycle, Inc. (a)	1,172	111,996

Food – 3.4%
Mondelez International, Inc. – Class A	21,644	929,826
The Kraft Heinz Co.	16,741	1,306,970
Whole Foods Market, Inc.	4,478	130,220
		2,367,016
Healthcare-Products – 0.7%
Henry Schein, Inc. (a)	1,130	190,631
Intuitive Surgical, Inc. (a)	515	322,575
		513,206
Internet – 26.3%
Alphabet, Inc. – Class A (a)	4,036	2,857,004
Alphabet, Inc. – Class C (a)	4,767	3,303,579
Amazon.com, Inc. (a)	6,496	4,284,697
Baidu, Inc. – ADR (a)	3,738	726,293
Ctrip.com International Ltd. – ADR (a)	4,747	207,017
eBay, Inc. (a)	16,262	397,281
Expedia, Inc.	1,901	220,079
Facebook, Inc. – Class A (a)	31,663	3,722,935
JD.com, Inc. – ADR (a)	12,035	307,614
Liberty Ventures – Class A (a)	1,862	74,480
Netflix, Inc. (a)	5,906	531,717
Symantec Corp.	8,998	149,772
The Priceline Group, Inc. (a)	684	919,063
TripAdvisor, Inc. (a)	1,827	118,006
Yahoo!, Inc. (a)	13,063	478,106
		18,297,643
Leisure Time – 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	3,136	153,319

Lodging – 0.3%
Marriott International, Inc. – Class A	3,497	245,105

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 98.9% (Continued)

Media – 6.3%
Charter Communications, Inc. – Class A (a)	1,551	$329,184
Comcast Corp. – Class A	33,567	2,039,531
Discovery Communications, Inc. – Class A (a)	2,070	56,532
Discovery Communications, Inc. – Class C (a)	3,492	93,516
DISH Network Corp. – Class A (a)	3,114	153,489
Liberty Braves Group – Class C (a)	307	4,582
Liberty Braves Group – Class A (a)	141	2,204
Liberty Global PLC – Class A (a)	3,487	131,564
Liberty Global PLC – Class C (a)	8,016	293,386
Liberty Media Group – Class A (a)	352	6,446
Liberty Media Group – Class C (a)	768	13,819
Sirius XM Holdings, Inc. (a)	70,308	277,717
Twenty First Century Fox, Inc. – Class B	11,016	331,802
Twenty-First Century Fox, Inc. – Class A	15,444	467,335
Viacom, Inc. – Class B	4,779	195,461
		4,396,568
Pharmaceuticals – 1.5%
Endo International PLC (a)	3,065	82,755
Express Scripts Holding Co. (a)	9,217	679,569
Mylan NV (a)	6,770	282,377
		1,044,701
Retail – 6.9%
Bed Bath & Beyond, Inc. (a)	2,256	106,528
Costco Wholesale Corp.	6,068	898,853
Dollar Tree, Inc. (a)	3,239	258,181
Liberty Interactive Corp. QVC Group – Class A (a)	6,322	165,637
O’Reilly Automotive, Inc. (a)	1,340	351,991
Ross Stores, Inc.	5,587	317,230
Starbucks Corp.	20,393	1,146,698
Tractor Supply Co.	1,845	174,648
Ulta Salon Cosmetics & Fragrance, Inc. (a)	879	183,078
Walgreens Boots Alliance, Inc.	14,883	1,179,924
		4,782,768
Semiconductors – 9.7%
Analog Devices, Inc.	4,277	240,881

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 98.9% (Continued)

Semiconductors – 9.7% (Continued)
Applied Materials, Inc.	15,600	$319,332
Broadcom Ltd.	5,386	785,009
Intel Corp.	65,177	1,973,560
Lam Research Corp.	2,192	167,469
Linear Technology Corp.	3,302	146,873
Maxim Integrated Products, Inc.	3,951	141,130
Micron Technology, Inc. (a)	14,313	153,865
NVIDIA Corp.	7,423	263,739
NXP Semiconductors NV (a)	4,773	407,041
QUALCOMM, Inc.	20,624	1,041,924
Skyworks Solutions, Inc.	2,644	176,672
Texas Instruments, Inc.	13,869	791,088
Xilinx, Inc.	3,525	151,857
		6,760,440
Software – 12.8%
Activision Blizzard, Inc.	10,140	349,526
Adobe Systems, Inc. (a)	6,875	647,762
Akamai Technologies, Inc. (a)	2,438	124,314
Autodesk, Inc. (a)	3,108	185,921
CA, Inc.	5,749	170,515
Cerner Corp. (a)	4,691	263,353
Check Point Software Technologies Ltd. (a)	2,495	206,761
Citrix Systems, Inc. (a)	2,124	173,828
Electronic Arts, Inc. (a)	4,267	263,914
Fiserv, Inc. (a)	3,076	300,587
Intuit, Inc.	3,542	357,352
Microsoft Corp.	109,123	5,441,964
NetEase, Inc. – ADR	1,040	146,328
Paychex, Inc.	4,979	259,505
		8,891,630
Telecommunications – 3.6%
Cisco Systems, Inc.	69,427	1,908,548
T-Mobile US, Inc. (a)	11,291	443,511
Vodafone Group PLC – ADR	5,354	175,290
		2,527,349

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 98.9% (Continued)

Toys/Games/Hobbies – 0.2%
Mattel, Inc.	4,691	$145,843

Transportation – 0.5%
CSX Corp.	13,288	362,364
TOTAL COMMON STOCKS
(Cost $69,997,353)		68,909,329

EXCHANGE TRADED FUNDS – 1.0%
Powershares QQQ Trust Series 1	6,936	733,274
TOTAL EXCHANGE TRADED FUNDS
(Cost $748,109)		733,274

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Fidelity Institutional Money Market Funds –
Money Market Portfolio – Class I, 0.34% (b)	72,580	72,580
TOTAL SHORT-TERM INVESTMENTS
(Cost $72,580)		72,580

TOTAL INVESTMENTS
(Cost $70,818,042) – 100.0%		69,715,183
Liabilities in Excess of Other Assets – 0.0% (c)		(26,338)
TOTAL NET ASSETS – 100.0%		$69,688,845

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of April 30, 2016.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016

	Shares	Value
SHORT-TERM INVESTMENTS – 94.5%

U.S. Treasury Bills – 85.0%
United States Treasury Bill, 0.00%,
07/07/2016	19,113,000	$19,108,030

Money Market Funds – 9.5%
Fidelity Institutional Money Market Funds –
Money Market Portfolio – Class I, 0.34% (a)	2,124,683	2,124,683
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,230,213)		21,232,713

TOTAL INVESTMENTS
(Cost $21,230,213) – 94.5%		21,232,713
Other Assets in Excess of Liabilities – 5.5%		1,237,689
TOTAL NET ASSETS – 100.0%		$22,470,402

(a)	Rate disclosed is the seven day yield as of April 30, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016

	Shares	Value
COMMON STOCKS – 95.8%

Advertising – 0.5%
JCDecaux SA	50	$2,208
Publicis Groupe SA	130	9,621
		11,829
Aerospace/Defense – 2.0%
Airbus Group SE	388	24,262
Finmeccanica SpA (a)	267	3,372
MTU Aero Engines AG	34	3,209
Safran SA	195	13,435
Thales SA	70	6,052
Zodiac Aerospace	130	3,048
		53,378
Airlines – 0.3%
Deutsche Lufthansa AG	158	2,453
Ryanair Holdings PLC – ADR	52	4,210
		6,663
Apparel – 2.3%
adidas AG	136	17,535
Christian Dior SE	36	6,321
Hermes International	16	5,698
LVMH Moet Hennessy Louis Vuitton SE	175	29,076
		58,630
Auto Manufacturers – 3.7%
Bayerische Motoren Werke AG	228	21,016
Daimler AG	670	46,561
Ferrari NV	92	4,142
Fiat Chrysler Automobiles NV	614	4,928
Peugeot SA (a)	272	4,378
Renault SA	118	11,388
Volkswagen AG	20	3,168
		95,581
Auto Parts & Equipment – 1.7%
Cie Generale des Etablissements Michelin	128	13,359
Continental AG	74	16,252
Faurecia	42	1,735

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Auto Parts & Equipment – 1.7% (Continued)
Hella KGaA Hueck & Co	22	$841
Nokian Renkaat OYJ	92	3,394
Valeo SA	52	8,244
		43,825
Banks – 12.0%
ABN AMRO Group NV (Acquired 12/14/15,
Cost $3,120) (a)(b)	148	3,164
Alpha Bank AE (a)	960	2,100
Banca Mediolanum SpA	180	1,481
Banca Monte dei Paschi di Siena SpA (a)	1,687	1,365
Banco Bilbao Vizcaya Argentaria SA	4,462	30,569
Banco Comercial Portugues SA – Class R (a)	28,581	1,266
Banco de Sabadell SA	3,278	6,265
Banco Popolare SC	253	1,786
Banco Popular Espanol SA	1,100	2,991
Banco Santander SA	10,110	51,180
Bank of Ireland (a)	19,308	5,859
Bankia SA	3,233	3,010
Bankinter SA	484	3,689
BNP Paribas SA	685	36,269
CaixaBank SA	1,797	5,410
Commerzbank AG	729	6,811
Credit Agricole SA	739	8,173
Deutsche Bank AG	968	18,256
Erste Group Bank AG	201	5,781
ING Groep NV	2,710	33,188
Intesa Sanpaolo SpA	8,449	23,412
Intesa Sanpaolo SpA – Savings Shares	654	1,719
KBC Groep NV	193	10,835
Mediobanca SpA	385	3,163
National Bank of Greece SA (a)	3,852	1,147
Natixis SA	655	3,613
Piraeus Bank SA (a)	4,536	1,350
Raiffeisen Bank International AG (a)	80	1,278
Societe Generale SA	514	20,158
UniCredit SpA	3,434	13,267

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Banks – 12.0% (Continued)
Unione di Banche Italiane SpA	606	$2,569
		311,124
Beverages – 4.1%
Anheuser-Busch InBev SA/NV	559	69,193
Davide Campari-Milano SpA	198	1,911
Heineken Holding NV	66	5,448
Heineken NV	150	14,059
Pernod Ricard SA	134	14,466
Remy Cointreau SA	16	1,328
		106,405
Building Materials – 0.9%
Cie de Saint-Gobain	314	14,380
HeidelbergCement AG	96	8,529
Imerys SA	24	1,772
		24,681
Chemicals – 6.0%
Air Liquide SA	240	27,206
Akzo Nobel NV	173	12,260
Arkema SA	48	3,830
BASF SE	647	53,452
Brenntag AG	106	6,216
Evonik Industries AG	88	2,788
Fuchs Petrolub SE	24	885
K+S AG	130	3,242
Koninklijke DSM NV	118	7,237
LANXESS AG	62	3,242
Linde AG	131	20,010
OCI NV (a)	56	1,107
Solvay SA – Class A	48	4,851
Symrise AG	82	5,433
Umicore SA	74	3,688
Wacker Chemie AG	10	959
		156,406
Commercial Services – 1.6%
Abertis Infraestructuras SA	346	5,834
Atlantia SpA	335	9,329

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Commercial Services – 1.6% (Continued)
Bureau Veritas SA	181	$4,290
Edenred	138	2,721
Randstad Holding NV	74	3,974
RELX NV	660	11,075
Wirecard AG	78	3,369
		40,592
Computers – 0.9%
Atos SE	60	5,338
Capgemini SA	108	10,082
Gemalto NV	54	3,512
Ingenico Group SA	38	4,482
		23,414
Cosmetics/Personal Care – 3.2%
Beiersdorf AG	68	6,101
L’Oreal SA	168	30,481
Unilever NV	1,092	47,972
		84,554
Distribution/Wholesale – 0.1%
Rexel SA	210	3,181

Diversified Financial Services – 0.4%
Deutsche Boerse AG	131	10,754

Electric – 4.5%
E.ON SE	1,315	13,565
EDP – Energias de Portugal SA	1,351	4,802
EDP Renovaveis SA	136	1,060
Electricite de France SA	178	2,557
Endesa SA	222	4,661
Enel SpA	5,346	24,229
Engie SA	998	16,456
Fortum OYJ	312	4,701
Iberdrola SA	3,958	28,117
Red Electrica Corp. SA	74	6,607
RWE AG	339	5,064
Terna Rete Elettrica Nazionale SpA	1,001	5,644
		117,463

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Electrical Components & Equipment – 1.6%
Legrand SA	186	$10,593
OSRAM Licht AG	58	3,027
Prysmian SpA	140	3,301
Schneider Electric SE	387	25,188
		42,109
Electronics – 0.7%
Koninklijke Philips NV	649	17,835

Engineering & Construction – 2.3%
Acciona SA	18	1,441
ACS Actividades de Construccion y Servicios SA	120	3,968
Aena SA (Acquired 12/14/15, Cost $5,081) (a)(b)	44	6,275
Aeroports de Paris	20	2,517
Boskalis Westminster	54	2,251
Bouygues SA	128	4,268
Eiffage SA	44	3,498
Ferrovial SA	336	7,229
Fraport AG Frankfurt Airport Services Worldwide	24	1,453
HOCHTIEF AG	16	2,051
Vinci SA	327	24,428
		59,379
Entertainment – 0.0% (c)
OPAP SA	144	1,088

Food – 3.3%
Carrefour SA	381	10,795
Casino Guichard Perrachon SA	40	2,380
Colruyt SA	44	2,533
Danone SA	398	27,877
Delhaize Group	70	7,337
Distribuidora Internacional de Alimentacion SA	421	2,336
Glanbia PLC	118	2,224
eronimo Martins SGPS SA	168	2,749
Kerry Group PLC – Class A	100	8,917
Kesko OYJ – Class B	46	1,838
Koninklijke Ahold NV	586	12,749
METRO AG	112	3,559

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Food – 3.3% (Continued)
JParmalat SpA	217	$605
Suedzucker AG	52	917
		86,816
Food Service – 0.2%
Sodexo SA	62	6,261

Forest Products & Paper – 0.6%
Smurfit Kappa Group PLC	160	4,241
Stora Enso OYJ – Class R	403	3,517
UPM-Kymmene OYJ	373	7,124
		14,882
Gas – 0.7%
Enagas SA	159	4,844
Gas Natural SDG SA	215	4,472
Snam SpA	1,522	9,289
		18,605
Healthcare-Products – 0.8%
Essilor International SA	136	17,605
QIAGEN NV (a)	154	3,451
		21,056
Healthcare-Services – 1.3%
BioMerieux	10	1,290
Fresenius Medical Care AG & Co. KGaA	146	12,663
Fresenius SE & Co KGaA	275	20,002
		33,955
Holding Companies-Diversified – 0.2%
Bollore SA	688	2,726
Wendel SA	20	2,310
		5,036
Home Furnishings – 0.1%
SEB SA	18	2,017

Household Products/Wares – 0.6%
Henkel AG & Co KGaA	118	13,468

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Household Products/Wares – 0.6% (Continued)
Societe BIC SA	18	$2,555
		16,023
Insurance – 6.6%
Aegon NV	1,335	7,662
Ageas	145	5,688
Allianz SE	319	54,152
Assicurazioni Generali SpA	884	13,483
AXA SA	1,352	34,082
CNP Assurances	112	1,906
Euler Hermes Group	8	760
Hannover Rueck SE	40	4,561
Mapfre SA	713	1,808
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen – Class R	103	19,100
NN Group NV	201	6,965
Sampo OYJ – Class A	330	14,408
SCOR SE	110	3,745
Talanx AG	26	863
UnipolSai SpA	727	1,697
Vienna Insurance Group AG
Wiener Versicherung Gruppe	26	587
		171,467
Internet – 0.3%
Iliad SA	16	3,496
United Internet AG	80	3,906
		7,402
Investment Companies – 0.3%
Corp Financiera Alba SA	12	492
EXOR SpA	72	2,704
Groupe Bruxelles Lambert SA	52	4,593
		7,789
Iron/Steel – 0.6%
Acerinox SA	94	1,110
ArcelorMittal	701	3,959

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Iron/Steel – 0.6% (Continued)
ThyssenKrupp AG	297	$6,907
Voestalpine AG	78	2,812
		14,788
Lodging – 0.2%
Accor SA	143	6,334

Machinery-Diversified – 1.3%
Alstom SA (a)	107	2,735
ANDRITZ AG	50	2,800
CNH Industrial NV	643	4,933
GEA Group AG	120	5,563
Kone OYJ – Class B	266	12,135
MAN SE	24	2,604
Metso OYJ	92	2,211
Zardoya Otis SA	124	1,316
		34,297
Media – 2.0%
Altice NV – Class A (a)	270	4,097
Altice NV – Class B (a)	82	1,253
Axel Springer SE	28	1,563
Kabel Deutschland Holding AG	14	1,627
Lagardere SCA	76	2,016
Mediaset Espana Comunicacion SA	133	1,727
Mediaset SpA	526	2,367
Numericable-SFR SAS	62	2,029
ProSiebenSat.1 Media SE	146	7,443
RTL Group SA	26	2,172
Societe Television Francaise 1	72	865
Telenet Group Holding NV (a)	34	1,690
Vivendi SA	825	15,833
Wolters Kluwer NV	207	7,878
		52,560
Metal Fabricate/Hardware – 0.2%
Tenaris SA	331	4,465
Vallourec SA	80	415
		4,880

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Miscellaneous Manufacturing – 2.4%
Siemens AG	555	$57,907
Wartsila OYJ Abp	106	4,545
		62,452
Oil & Gas – 4.7%
Eni SpA	1,728	28,097
Galp Energia SGPS SA	335	4,601
Neste OYJ	88	2,816
OMV AG	98	2,941
Repsol SA	744	9,750
TOTAL SA	1,468	73,844
		122,049
Oil & Gas Services – 0.2%
Saipem SpA (a)	1,675	802
Technip SA	76	4,448
		5,250
Pharmaceuticals – 6.0%
Bayer AG	580	66,911
Grifols SA	233	5,068
Ipsen SA	24	1,452
Merck KGaA	88	8,270
Orion OYJ – Class B	70	2,442
Sanofi	792	65,395
UCB SA	82	6,136
		155,674
Pipelines – 0.1%
Koninklijke Vopak NV	46	2,499

Private Equity – 0.1%
Eurazeo SA	28	1,972

Real Estate – 0.7%
Deutsche Wohnen AG – Class BR	236	7,227
Vonovia SE	327	11,003
		18,230

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Retail – 1.8%
Fielmann AG	18	$1,327
GrandVision NV (Acquired 12/14/15, Cost $947) (b)	34	934
HUGO BOSS AG	44	2,806
Industria de Diseno Textil SA	743	23,852
Kering	50	8,568
Luxottica Group SpA	120	6,536
Salvatore Ferragamo SpA	32	741
Zalando SE (Acquired 12/14/15, Cost $2,760) (a)(b)	72	2,386
		47,150
Semiconductors – 1.4%
ASML Holding NV	227	21,938
Infineon Technologies AG	787	11,197
STMicroelectronics NV	435	2,672
		35,807
Software – 2.7%
Amadeus IT Holding SA	296	13,469
Dassault Systemes	86	6,726
SAP SE	627	49,051
		69,246
Telecommunications – 6.0%
Deutsche Telekom AG	2,222	38,890
Elisa OYJ	108	4,033
Eutelsat Communications SA	112	3,479
Hellenic Telecommunications Organization SA	166	1,610
Koninklijke KPN NV	2,180	8,574
Nokia OYJ	3,922	23,128
Orange SA	1,338	22,185
Proximus SADP	96	3,229
SES SA	208	5,674
Telecom Italia SpA (a)	6,856	6,673
Telecom Italia SpA – Savings Shares	4,229	3,317
Telefonica Deutschland Holding AG	480	2,437
Telefonica SA	2,972	32,404
Telekom Austria AG	54	339
		155,972

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 95.8% (Continued)

Transportation – 1.1%
bpost SA	68	$1,918
Deutsche Post AG	667	19,583
Groupe Eurotunnel SE	322	4,111
TNT Express NV (a)	327	2,968
		28,580
Water – 0.5%
Suez Environnement Co	226	4,166
Veolia Environnement SA	326	8,009
		12,175
TOTAL COMMON STOCKS
(Cost $2,439,647)		2,490,115

EXCHANGE TRADED FUNDS – 0.8%
iShares MSCI Eurozone ETF	620	21,867
TOTAL EXCHANGE TRADED FUNDS
(Cost $20,330)		21,867

PREFERRED STOCKS – 1.5%

Auto Manufacturers – 1.0%
Bayerische Motoren Werke AG	38	3,017
Porsche Automobil Holding SE	104	5,803
Volkswagen AG	126	18,244
		27,064
Chemicals – 0.1%
Fuchs Petrolub SE	48	2,053

Electric – 0.0% (c)
RWE AG	22	241

Household Products/Wares – 0.3%
Henkel AG & Co KGaA	80	8,128

Pharmaceuticals – 0.1%
Grifols SA – Class B	176	2,772
TOTAL PREFERRED STOCKS
(Cost $37,883)		40,258

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 1.3%
Fonciere Des Regions	24	$2,271
Gecina SA	26	3,760
ICADE	24	1,889
Klepierre	140	6,585
Unibail-Rodamco SE	68	18,220
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $29,782)		32,725

SHORT-TERM INVESTMENTS – 0.3%

Money Market Funds – 0.3%
Fidelity Institutional Money Market Funds –
Money Market Portfolio – Class I, 0.34% (d)	8,609	8,609
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,609)		8,609

TOTAL INVESTMENTS
(Cost $2,536,251) – 99.7%		2,593,574
Other Assets in Excess of Liabilities – 0.3%		7,002
TOTAL NET ASSETS – 100.0%		$2,600,576

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $12,759.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of April 30, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2016

	Shares	Value
COMMON STOCKS – 98.9%

Australia – 6.8%
Amcor Ltd.	2,420	$28,337
BHP Billiton Ltd.	7,862	123,623
CIMIC Group Ltd.	862	23,457
Fortescue Metals Group Ltd.	4,332	11,232
Incitec Pivot Ltd.	2,456	6,013
Oil Search Ltd.	2,262	12,091
Orica Ltd.	1,120	13,029
Woodside Petroleum Ltd.	4,126	88,909
Woolworths Ltd.	3,738	62,841
		369,532
Belgium – 1.9%
Anheuser-Busch InBev SA/NV	820	101,500

Canada – 1.1%
Potash Corp. of Saskatchewan, Inc. (a)	3,394	60,052

Finland – 1.8%
Fortum OYJ	3,896	58,709
Kone OYJ – Class B	892	40,692
		99,401
France – 5.9%
Cie de Saint-Gobain	982	44,972
Cie Generale des Etablissements Michelin	292	30,476
Orange SA	5,136	85,157
Sanofi	1,196	98,754
Vinci SA	840	62,751
		322,110
Germany – 4.5%
BASF SE	1,330	109,879
Evonik Industries AG	844	26,736
Siemens AG	1,046	109,137
		245,752
Hong Kong – 3.5%
Cathay Pacific Airways Ltd.	6,922	11,066
Chow Tai Fook Jewellery Group Ltd.	20,322	14,147

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 98.9% (Continued)

Hong Kong – 3.5% (Continued)
CLP Holdings Ltd.	4,600	$42,549
Li & Fung Ltd.	24,654	15,288
NWS Holdings Ltd.	8,868	13,513
PCCW Ltd.	15,952	10,817
Power Assets Holdings Ltd.	3,656	34,854
Swire Pacific Ltd. – Class A	3,072	33,406
Yue Yuen Industrial Holdings Ltd.	3,268	11,923
		187,563
Israel – 0.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	9,460	20,179
Delek Group Ltd.	32	5,687
		25,866
Italy – 2.3%
Atlantia SpA	1,490	41,493
Enel SpA	18,768	85,059
		126,552
Japan – 3.5%
Canon, Inc.	2,042	59,724
FANUC Corp.	328	50,880
ITOCHU Corp.	2,408	32,024
JX Holdings, Inc.	3,584	15,852
Sumitomo Metal Mining Co. Ltd.	768	9,037
Tokyo Electron Ltd.	238	16,577
TonenGeneral Sekiyu KK	620	6,101
		190,195
Luxembourg – 0.5%
Tenaris SA	2,094	28,245

Macau – 1.8%
Sands China Ltd.	27,466	98,436

New Zealand – 0.2%
Fletcher Building Ltd.	1,778	10,354

Norway – 1.5%
Telenor ASA	4,712	81,110

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 98.9% (Continued)

Singapore – 2.6%
Hutchison Port Holdings Trust	37,164	$16,538
Jardine Cycle & Carriage Ltd.	606	17,403
Singapore Telecommunications Ltd.	36,388	104,441
		138,382
South Korea – 1.5%
KT&G Corp.	185	19,971
POSCO	174	36,727
SK Telecom Co. Ltd.	143	25,854
		82,552
Spain – 4.4%
Abertis Infraestructuras SA	1,814	30,586
Endesa SA	2,440	51,227
Gas Natural SDG SA	2,712	56,409
Iberdrola SA	14,358	101,998
		240,220
Sweden – 2.1%
Sandvik AB	3,308	33,943
Telia Co. AB	17,180	82,045
		115,988
Switzerland – 11.3%
ABB Ltd.	4,414	93,314
Glencore PLC	76,610	182,349
Kuehne + Nagel International AG – Class R	172	24,779
Nestle SA	1,370	102,111
Novartis AG	1,178	89,888
Roche Holding AG	370	93,531
SGS SA	12	26,407
		612,379
United Kingdom – 5.2%
Imperial Brands PLC	1,790	97,256
Pearson PLC	2,812	33,076
Rio Tinto PLC	3,500	117,648
Sky PLC	2,460	33,734
		281,714

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
COMMON STOCKS – 98.9% (Continued)

United States – 36.0%
AbbVie, Inc.	1,724	$105,164
Altria Group, Inc.	1,754	109,993
AT&T, Inc.	2,965	115,101
Baxter International, Inc.	1,090	48,200
Caterpillar, Inc.	1,116	86,736
CenturyLink, Inc.	2,162	66,914
Cummins, Inc.	302	35,343
Dow Chemical Co.	1,718	90,384
Eaton Corp. PLC	864	54,665
Emerson Electric Co.	1,168	63,808
Ford Motor Co.	7,250	98,310
Gap, Inc.	670	15,531
HP, Inc.	4,534	55,632
International Business Machines Corp.	742	108,288
International Paper Co.	800	34,616
Las Vegas Sands Corp.	2,020	91,203
LyondellBasell Industries NV – Class A	700	57,869
Macy’s, Inc.	530	20,983
Mosaic Co.	610	17,074
National Oilwell Varco, Inc.	938	33,806
Pfizer, Inc.	3,164	103,494
Philip Morris International, Inc.	1,162	114,015
Procter & Gamble Co.	1,286	103,034
QUALCOMM, Inc.	2,044	103,263
Seagate Technology PLC	800	17,416
Thomson Reuters Corp. (a)	1,254	51,611
Viacom, Inc. – Class B	642	26,258
Wal-Mart Stores, Inc.	1,666	111,405
Western Digital Corp.	332	13,567
		1,953,683
TOTAL COMMON STOCKS
(Cost $5,155,780)		5,371,586

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2016 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.8%

Australia – 0.6%
Dexus Property Group	2,764	$17,696
GPT Group	4,198	16,055
		33,751
Singapore – 0.2%
CapitaLand Mall Trust	7,828	12,049
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $43,921)		45,800

SHORT-TERM INVESTMENTS – 0.5%

Money Market Funds – 0.5%
Fidelity Institutional Money Market Funds –
Money Market Portfolio – Class I, 0.34% (b)	24,272	24,272
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,272)		24,272

TOTAL INVESTMENTS
(Cost $5,223,973) – 100.2%		5,441,658
Liabilities in Excess of Other Assets – (0.2)%		(9,882)
TOTAL NET ASSETS – 100.0%		$5,431,776

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of April 30, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2016

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
ASSETS
Investments in Securities, at Value*	$365,255,171	$149,789,869	$69,715,183
Cash	2,175	179	—
Interest and Dividends Receivable	366,925	89,245	11,894
Total Assets	365,624,271	149,879,293	69,727,077
LIABILITIES
Management Fees Payable	176,014	70,801	38,232
Total Liabilities	176,014	70,801	38,232
NET ASSETS	$365,448,257	$149,808,492	$69,688,845
NET ASSETS CONSIST OF:
Paid-in Capital	$404,160,911	$152,346,858	$81,971,725
Undistributed Accumulated Net
Investment Income (Loss)	202,967	(61,854)	(45,406)
Accumulated Net Realized Loss	(41,975,313)	(6,197,594)	(11,134,615)
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	3,059,692	3,721,082	(1,102,859)
Net Assets	$365,448,257	$149,808,492	$69,688,845
* Identified Cost:
Investments in Securities	$362,195,479	$146,068,787	$70,818,042
Net Asset Value (unlimited
shares authorized):
Net Assets	$365,448,257	$149,808,492	$69,688,845
Shares Outstanding (No Par Value)	16,700,000	6,300,000	3,250,000
Net Asset Value, Offering and
Redemption Price per Share	$21.88	$23.78	$21.44

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2016

		Pacer
	Pacer	Autopilot	Pacer
	Trendpilot™	Hedged	Global High
	European	European	Dividend
	Index ETF	Index ETF	ETF
ASSETS
Investments in Securities, at Value*	$21,232,713	$2,593,574	$5,441,658
Cash	—	162	—
Foreign Currency, at Value*	—	204	—
Interest and Dividends Receivable	680	8,001	10,852
Receivable for Fund Shares Sold	1,248,250	—	—
Total Assets	22,481,643	2,601,941	5,452,510
LIABILITIES
Payable for Investment
Securities Purchased	—	—	18,968
Management Fees Payable	11,241	1,365	1,766
Total Liabilities	11,241	1,365	20,734
NET ASSETS	$22,470,402	$2,600,576	$5,431,776
NET ASSETS CONSIST OF:
Paid-in Capital	$22,490,044	$2,500,000	$5,188,605
Undistributed Accumulated Net
Investment Income (Loss)	(22,142)	48,988	25,368
Accumulated Net Realized
Gain (Loss)	—	(5,853)	—
Net Unrealized Appreciation on:
Investments in Securities	2,500	57,323	217,685
Foreign Currencies	—	118	118
Net Assets	$22,470,402	$2,600,576	$5,431,776
* Identified Cost:
Investments in Securities	$21,230,213	$2,536,251	$5,223,973
Foreign Currencies	—	202	—
Net Asset Value (unlimited
shares authorized):
Net Assets	$22,470,402	$2,600,576	$5,431,776
Shares Outstanding (No Par Value)	900,000	100,000	200,000
Net Asset Value, Offering and
Redemption Price per Share	$24.97	$26.01	$27.16

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
Period Ended April 30, 2016

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF(1)	450 ETF(1)	100 ETF(1)
INVESTMENT INCOME
Income:
Dividends (net of foreign
withholding tax of $531, $21
and $117, respectively)	$2,757,805	$288,596	$377,694
Interest	183,237	115,484	37,513
Total Investment Income	2,941,042	404,080	415,207
Expenses:
Management Fees	1,445,344	567,212	326,520
Total Expenses	1,445,344	567,212	326,520
Net Investment Income (Loss)	1,495,698	(163,132)	88,687
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(42,024,833)	(6,207,375)	(11,134,615)
In-kind Redemptions	4,214,421	1,054,350	2,093,301
Total	(37,810,412)	(5,153,025)	(9,041,314)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	3,059,692	3,721,082	(1,102,859)
Total	3,059,692	3,721,082	(1,102,859)
Net Realized and Unrealized
Gain (Loss) on Investments	(34,750,720)	(1,431,943)	(10,144,173)
NET DECREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$(33,255,022)	$(1,595,075)	$(10,055,486)

(1)	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
Period Ended April 30, 2016

		Pacer
	Pacer	Autopilot	Pacer
	Trendpilot™	Hedged	Global High
	European	European	Dividend
	Index ETF(1)	Index ETF(1)	ETF(2)
INVESTMENT INCOME
Income:
Dividends (net of foreign
withholding tax of $0, $3,938
and $2,439, respectively)	$—	$24,159	$29,090
Interest	16,204	7	4
Total Investment Income	16,204	24,166	29,094
Expenses:
Management Fees	40,171	6,009	3,335
Total Expenses	40,171	6,009	3,335
Net Investment Income (Loss)	(23,967)	18,157	25,759
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	509	(6,202)	(485)
Foreign Currencies	—	(59)	94
Forwards	—	31,239	—
Total	509	24,978	(391)
Net Change in Unrealized
Appreciation of:
Investments Securities	2,500	57,323	217,685
Foreign Currencies	—	118	118
Total	2,500	57,441	217,803
Net Realized and Unrealized
Gain (Loss) on Investments	3,009	82,419	217,412
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(20,958)	$100,576	$243,171
(1)	Fund commenced operations on December 14, 2015. The information presented is from December 14, 2015 to April 30, 2016.
(2)	Fund commenced operations on February 22, 2016. The information presented is from February 22, 2016 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2016*
OPERATIONS
Net Investment Income	$1,495,698
Net Realized Loss on Investments	(37,810,412)
Change in Unrealized Appreciation of Investments	3,059,692
Net Decrease in Net Assets
Resulting from Operations	(33,255,022)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(1,241,121)
Total Distributions to Shareholders	(1,241,121)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	506,407,660
Payments for Shares Redeemed	(106,463,260)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	399,944,400
Net Increase in Net Assets	$365,448,257

NET ASSETS
Beginning of Period	$—
End of Period	$365,448,257
Undistributed Accumulated Net Investment Income	$202,967

(a) Summary of capital share transactions is as follows:
Shares
Subscriptions	21,450,000
Redemptions	(4,750,000)
Net Increase	16,700,000

*	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2016*
OPERATIONS
Net Investment Loss	$(163,132)
Net Realized Loss on Investments	(5,153,025)
Change in Unrealized Appreciation of Investments	3,721,082
Net Decrease in Net Assets
Resulting from Operations	(1,595,075)

DISTRIBUTIONS TO SHAREHOLDERS
From Return of Capital	(74,493)
Total Distributions to Shareholders	(74,493)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	183,982,620
Payments for Shares Redeemed	(32,504,560)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	151,478,060
Net Increase in Net Assets	$149,808,492

NET ASSETS
Beginning of Period	$—–
End of Period	$149,808,492
Undistributed Accumulated Net Investment Loss	$(61,854)

(a) Summary of capital share transactions is as follows:
Shares
Subscriptions	7,700,000
Redemptions	(1,400,000)
Net Increase	6,300,000

*	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2016*
OPERATIONS
Net Investment Income	$88,687
Net Realized Loss on Investments	(9,041,314)
Change in Unrealized Depreciation of Investments	(1,102,859)
Net Decrease in Net Assets
Resulting from Operations	(10,055,486)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(134,474)
Total Distributions to Shareholders	(134,474)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	127,574,780
Payments for Shares Redeemed	(47,695,975)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	79,878,805
Net Increase in Net Assets	$69,688,845

NET ASSETS
Beginning of Period	$—
End of Period	$69,688,845
Undistributed Accumulated Net Investment Loss	$(45,406)

(a) Summary of capital share transactions is as follows:
Shares
Subscriptions	5,350,000
Redemptions	(2,100,000)
Net Increase	3,250,000

*	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2016*
OPERATIONS
Net Investment Loss	$(23,967)
Net Realized Gain on Investments	509
Change in Unrealized Appreciation of Investments	2,500
Net Decrease in Net Assets
Resulting from Operations	(20,958)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	22,491,360
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	22,491,360
Net Increase in Net Assets	$22,470,402

NET ASSETS
Beginning of Period	$—
End of Period	$22,470,402
Undistributed Accumulated Net Investment Loss	$(22,142)

(a) Summary of capital share transactions is as follows:
Shares
Subscriptions	900,000
Net Increase	900,000

*	Funds commenced operations on December 14, 2015. The information presented is from December 14, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2016*
OPERATIONS
Net Investment Income	$18,157
Net Realized Gain on Investments	24,978
Change in Unrealized Appreciation of Investments	57,441
Net Increase in Net Assets
Resulting from Operations	100,576

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,500,000
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	2,500,000
Net Increase in Net Assets	$2,600,576

NET ASSETS
Beginning of Period	$—
End of Period	$2,600,576
Undistributed Accumulated Net Investment Income	$48,988

(a) Summary of capital share transactions is as follows:
Shares
Subscriptions	100,000
Net Increase	100,000

*	Funds commenced operations on December 14, 2015. The information presented is from December 14, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2016*
OPERATIONS
Net Investment Income	$25,759
Net Realized Loss on Investments	(391)
Change in Unrealized Appreciation of Investments	217,803
Net Increase in Net Assets
Resulting from Operations	243,171

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,188,490
Transaction Fees (Note 1)	115
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	5,188,605
Net Increase in Net Assets	$5,431,776

NET ASSETS
Beginning of Period	$—
End of Period	$5,431,776
Undistributed Accumulated Net Investment Income	$25,368

(a) Summary of capital share transactions is as follows:
Shares
Subscriptions	200,000
Net Increase	200,000

*	Fund commenced operations on February 22, 2016. The information presented is from February 22, 2016 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2016(1)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.13
Net Realized and Unrealized Loss on Investments	(3.15)
Total from Investment Operations	(3.02)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.10)
Total Distributions	(0.10)
Net Asset Value, End of Period	$21.88
Total Return	-12.10	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$365,448

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)
Net Investment Income to Average Net Assets	0.62	%(4)
Portfolio Turnover Rate(5)	317	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2016(1)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Loss(2)	(0.04)
Net Realized and Unrealized Loss on Investments	(1.16)
Total from Investment Operations	(1.20)

LESS DISTRIBUTIONS:
Distributions from Return of Capital	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$23.78
Total Return	-4.82	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$149,808

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)
Net Investment Income to Average Net Assets	-0.17	%(4)
Portfolio Turnover Rate(5)	379	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2016(1)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.04
Net Realized and Unrealized Loss on Investments	(3.55)
Total from Investment Operations	(3.51)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$21.44
Total Return	-14.04	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$69,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)
Net Investment Income to Average Net Assets	0.18	%(4)
Portfolio Turnover Rate(5)	295	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2016(1)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Loss(2)	(0.04)
Net Realized and Unrealized Gain on Investments	0.01
Total from Investment Operations	(0.03)
Net Asset Value, End of Period	$24.97
Total Return	-0.13	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$22,470

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)
Net Investment Income to Average Net Assets	-0.39	%(4)
Portfolio Turnover Rate	0	%(3)

(1)	Commencement of operations on December 14, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2016(1)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.18
Net Realized and Unrealized Gain on Investments	0.83
Total from Investment Operations	1.01
Net Asset Value, End of Period	$26.01
Total Return	4.03	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,601

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)
Net Investment Income to Average Net Assets	1.96	%(4)
Portfolio Turnover Rate(5)	3	%(3)

(1)	Commencement of operations on December 14, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2016(1)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.23
Net Realized and Unrealized Gain on Investments	1.93
Total from Investment Operations	2.16
Net Asset Value, End of Period	$27.16
Total Return	8.64	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$5,432

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)
Net Investment Income to Average Net Assets	4.63	%(4)
Portfolio Turnover Rate(5)	0	%(3)

(1)	Commencement of operations on February 22, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016

NOTE 1 – ORGANIZATION

Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF, Pacer Trendpilot™ European Index ETF, Pacer Autopilot™ Hedged European Index ETF, and Pacer Global High Dividend ETF (individually the “Fund” or collectively the “Funds”) are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the total return performance, before fee and expenses, of the Pacer Wilshire US Large-Cap Trendpilot Index, the Pacer Wilshire US Mid-Cap Trendpilot Index, the Pacer NASDAQ-100 Trendpilot Index, the Pacer Trendpilot European Index, the Pacer Autopilot Hedged European Index, and the Pacer Global Cash Cows Dividend 100 Index, respectively. Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, and Pacer Trendpilot™ 100 ETF commenced operations on June 11, 2015. Pacer Trendpilot™ European Index ETF and Pacer Autopilotª Hedged European Index ETF commenced operations on December 14, 2015. Pacer Global High Dividend ETF commenced operations on February 22, 2016. Each of the Funds are non-diversified series of the Trust.

Shares of the Funds are listed and traded on the BATS Exchange, Inc. (“BATS”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Distributors, Inc. (the “Distributor”), the Funds’ distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

Creation Units. Pacer Trendpilot™ 750 ETF charges $1,000, Pacer Trendpilot™ 450 ETF charges $750, Pacer Trendpilot™ 100 ETF charges $250, Pacer Autopilot™ Hedged European Index ETF charges $5,000, and Pacer Global High Dividend ETF charges $1,750 for the standard fixed creation fee. For the Pacer Trendpilot™ European Index ETF, the standard fixed creation transaction fee is $5,000 when the Deposit Securities include equity securities or equity securities and U.S. Treasury bills and $200 when the Deposit Securities include only U.S. Treasury bills. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.
Investment Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on NASDAQ Global Market (“NASDAQ”).  If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on NASDAQ, the NASDAQ Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

valuations, or matrix pricing.  Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2016:

Pacer Trendpilot™ 750 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$348,602,487	$—	$—	$348,602,487
Exchange Traded Funds	2,342,250	—	—	2,342,250
Investment Companies	180,389	—	—	180,389
Real Estate
Investment Trusts	13,787,450	—	—	13,787,450
Short-Term Investments	342,595	—	—	342,595
Total Investments
in Securities	$365,255,171	$—	$—	$365,255,171

^ See Schedule of Investments for industry breakouts.

Pacer Trendpilot™ 450 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$126,675,136	$—	$—	$126,675,136
Exchange Traded Funds	1,142,185	—	—	1,142,185
Real Estate
Investment Trusts	21,728,724	—	—	21,728,724
Short-Term Investments	243,824	—	—	243,824
Total Investments
in Securities	$149,789,869	$—	$—	$149,789,869

^ See Schedule of Investments for industry breakouts.

Pacer Trendpilot™ 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$68,909,329	$—	$—	$68,909,329
Exchange Traded Funds	733,274	—	—	733,274
Short-Term Investments	72,580	—	—	72,580
Total Investments
in Securities	$69,715,183	$—	$—	$69,715,183

^ See Schedule of Investments for industry breakouts.

Pacer Trendpilot™ European Index ETF

Description^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,124,683	$19,108,030	$—	$21,232,713
Total Investments
in Securities	$2,124,683	$19,108,030	$—	$21,232,713

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

Pacer Autopilot Hedged European Index ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,490,115	$—	$—	$2,490,115
Exchange Traded Funds	21,867	—	—	21,867
Preferred Stocks	40,258	—	—	40,258
Real Estate
Investment Trusts	32,725	—	—	32,725
Short-Term Investments	8,609	—	—	8,609
Total Investments
in Securities	$2,593,574	$—	$—	$2,593,574

^ See Schedule of Investments for industry breakouts.

Pacer Global High Dividend ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,371,586	$—	$—	$5,371,586
Real Estate
Investment Trusts	45,800	—	—	45,800
Short-Term Investments	24,272	—	—	24,272
Total Investments
in Securities	$5,441,658	$—	$—	$5,441,658

^ See Schedule of Investments for country breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2016, the Funds recognized no transfers to or from Levels 1, 2, or 3.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

C.
Federal Income Taxes.  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2016, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the BATS is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

I.
Reclassification of Capital Accounts.  Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended April 30, 2016, the following table shows the reclassifications made:

	Undistributed
	Accumulated Net	Accumulated
	Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Pacer Trendpilot™ 750 ETF	$(51,610)	$(4,164,901)	$4,216,511
Pacer Trendpilot™ 450 ETF	175,771	(1,044,569)	868,798
Pacer Trendpilot™ 100 ETF	381	(2,093,301)	2,092,920
Pacer Trendpilot™
European Index ETF	1,825	(509)	(1,316)
Pacer Autopilot Hedged
European Index ETF	30,381	(30,381)	—
Pacer Global High Dividend ETF	(391)	391	—

During the fiscal period ended April 30, 2016, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Pacer Trendpilot™ 750 ETF	$4,216,158
Pacer Trendpilot™ 450 ETF	$1,054,383
Pacer Trendpilot™ 100 ETF	$2,093,301
Pacer Trendpilot™ European Index ETF	$—
Pacer Autopilot Hedged European Index ETF	$—
Pacer Global High Dividend ETF	$—

NOTE 3 – DERIVATIVE TRANSACTIONS

A.
Currency Transactions.  The Funds m.ay enter into foreign currency forward and foreign currency futures contracts for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies, to facilitate local securities settlements, or to protect against currency exposure in connection with distributions to shareholders.

The Funds did not hold any derivatives as of April 30, 2016.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2016:

Pacer Autopilot Hedged European Index ETF

	Type of	Location of	Realized Gain
Derivatives	Derivative Risk	Gain in Income	on Derivatives
Forward	Foreign	Net realized gain on	$31,239
Contracts	Exchange	forward contracts

The average monthly notional amount of long and short forward currency contracts during the period ended April 30, 2016 was $2,488,301 and $1,013,000, respectively.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Pacer Trendpilot™ 750 ETF pays the Adviser 0.60%, Pacer Trendpilot™ 450 ETF pays the Adviser 0.60%, Pacer Trendpilot™ 100 ETF pays the Adviser 0.65%, Pacer Trendpilot™ European ETF pays the Adviser 0.65%, Pacer Autopilot™ Hedged European ETF pays the Adviser 0.65%, and Pacer Global High Dividend ETF pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the period ended April 30, 2016.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 5 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

NOTE 6 – INVESTMENT TRANSACTIONS

For the period ended April 30, 2016, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Pacer Trendpilot™ 750 ETF	$621,718,147	$549,948,077
Pacer Trendpilot™ 450 ETF	140,199,807	96,150,783
Pacer Trendpilot™ 100 ETF	130,981,468	111,717,770
Pacer Trendpilot™ European Index ETF	—	—
Pacer Autopilot Hedged European Index ETF	166,200	84,467
Pacer Global High Dividend ETF	94,650	184

For the period ended April 30, 2016, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Pacer Trendpilot™ 750 ETF	$415,767,910	$86,383,025
Pacer Trendpilot™ 450 ETF	124,252,025	16,005,809
Pacer Trendpilot™ 100 ETF	106,250,923	45,490,325
Pacer Trendpilot™ European Index ETF	—	—
Pacer Autopilot Hedged European Index ETF	2,451,762	—
Pacer Global High Dividend ETF	5,105,235	—

For the period ended April 30, 2016, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

NOTE 7 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2016 were as follows:

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
Tax cost of investments	$362,195,479	$146,068,787	$70,818,340
Gross tax unrealized appreciation	10,389,030	5,861,592	1,702,161
Gross tax unrealized depreciation	(7,329,338)	(2,140,510)	(2,805,318)
Net tax unrealized
appreciation (depreciation)	3,059,692	3,721,082	(1,103,157)
Undistributed ordinary income	202,967	—	—
Undistributed long-term gain	—	—	—
Total distributable earnings	202,967	—	—
Other accumulated (loss)	(41,975,313)	(6,259,448)	(11,179,723)
Total accumulated gain (loss)	$(38,712,654)	$(2,538,366)	$(12,282,880)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

		Pacer
	Pacer	Autopilot	Pacer
	Trendpilot™	Hedged	Global
	European	European	High
	Index ETF	Index ETF	Dividend ETF
Tax cost of investments	$21,230,213	$2,536,924	$5,226,059
Gross tax unrealized appreciation	2,500	134,613	272,964
Gross tax unrealized depreciation	—	(77,963)	(57,365)
Net tax unrealized
appreciation (depreciation)	2,500	56,650	215,599
Undistributed ordinary income	—	49,414	27,454
Undistributed long-term gain	—	—	—
Total distributable earnings	—	49,414	27,454
Other accumulated (loss)	(22,142)	(5,488)	118
Total accumulated gain (loss)	$(19,642)	$100,576	$243,171

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At April 30, 2016, the following funds deferred, on a tax basis, post-October and Late Year losses of:

	Post October Loss	Ordinary Late
	Deferral Capital	Year Loss Deferral
Pacer Trendpilot™ 750 ETF	$28,975,080	$—
Pacer Trendpilot™ 450 ETF	43,045	61,854
Pacer Trendpilot™ 100 ETF	10,301,256	45,406
Pacer Trendpilot™ European Index ETF	—	22,142
Pacer Autopilot Hedged European Index ETF	—	—
Pacer Global High Dividend ETF	—	—

At April 30, 2016, the Funds had the following capital loss carryforwards:

	Amount	Expires
Pacer Trendpilot™ 750 ETF	$12,999,527	Indefinite
Pacer Trendpilot™ 450 ETF	6,154,549	Indefinite
Pacer Trendpilot™ 100 ETF	833,061	Indefinite
Pacer Trendpilot™ European Index ETF	—	Indefinite
Pacer Autopilot Hedged European Index ETF	5,606	Indefinite
Pacer Global High Dividend ETF	—	Indefinite

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Continued)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the period ended April 30, 2016 was as follows:

	Ordinary	Capital	Return of
	Income	Gains	Capital
Pacer Trendpilot™ 750 ETF	$1,241,121	$—	$—
Pacer Trendpilot™ 450 ETF	—	—	74,493
Pacer Trendpilot™ 100 ETF	134,474	—	—
Pacer Trendpilot™ European Index ETF	—	—	—
Pacer Autopilot Hedged European Index ETF	—	—	—
Pacer Global High Dividend ETF	—	—	—

NOTE 9 – SUBSEQUENT EVENT

Management of the Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued.  The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below.

Prior to the period end, Jonathan H. Newman, Sr. was determined to be a Trustee who was an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) because a member of his immediate family was employed by the Distributor.  Subsequent to the period end, at a meeting of the Trust’s Governance Committee, the Governance Committee reviewed and evaluated Mr. Newman’s status as an interested person of the Trust in light of the termination of his immediate family member’s employment with the Distributor.  After review and consideration of the facts, the Governance Committee recommended, and the full Board approved, Mr. Newman’s status as being a Trustee who is not an interested person of the Trust.

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Pacer Funds Trust and the Shareholders of
Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF,
Pacer Trendpilot™ 100 ETF, Pacer Trendpilot™ European Index ETF,
Pacer Autopilot Hedged European Index ETF and Pacer Global High Dividend ETF:

We have audited the accompanying statements of assets and liabilities of the Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF and the Pacer Trendpilot™ 100 ETF, including the schedules of investments, as of April 30, 2016 and the related statements of operations, changes in net assets, and the financial highlights for the period June 11, 2015 (commencement of operations) through April 30, 2016. We have also audited the accompanying statements of assets and liabilities of the Pacer Trendpilot™ European Index ETF and Pacer Autopilot Hedged European Index ETF, including the schedules of investments, as of April 30, 2016 and the related statements of operations, changes in net assets and the financial highlights for the period December 14, 2015 (commencement of operations) through April 30, 2016. We have also audited the accompanying statement of assets and liabilities of the Pacer Global High Dividend ETF, including the schedule of investments, as of April 30, 2016 and the related statements of operations, changes in net assets and the financial highlights for the period February 22, 2016 (commencement of operations) through April 30, 2016.  Hereinafter, the above referenced funds will be collectively referred to as the “Funds”.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds were not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of April 30, 2016, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF, Pacer Trendpilot™ European Index ETF,  Pacer Autopilot Hedged European Index ETF and  Pacer Global High Dividend ETF, as of April 30, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
June 27, 2016

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Closing Price vs. NAV. The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.  The chart presented represents past performance and cannot be used to predict future results.

Pacer Trendpilot™ 750 ETF

Period covering June 11, 2015 through April 30, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	1	0.45%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	2	0.89%
0.00% to 0.249%	161	71.88%
-0.001% to -0.249%	60	26.79%
-0.25% to -0.499%	0	0.00%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	224	100.00%

Pacer Trendpilot™ 450 ETF

Period covering June 11, 2015 through April 30, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	3	1.34%
0.00% to 0.249%	157	70.09%
-0.001% to -0.249%	64	28.57%
-0.25% to -0.499%	0	0.00%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	224	100.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Pacer Trendpilot™ 100 ETF

Period covering June 11, 2015 through April 30, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	6	2.68%
0.00% to 0.249%	152	67.86%
-0.001% to -0.249%	58	25.89%
-0.25% to -0.499%	4	1.79%
-0.50% to -0.749%	2	0.89%
-0.75% to -0.999%	0	0.00%
-1.00% or more	2	0.89%
	224	100.00%

Pacer Trendpilot™ European Index ETF

Period covering December 14, 2015 through April 30, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	1	1.05%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	7	7.37%
0.00% to 0.249%	81	85.26%
-0.001% to -0.249%	6	6.32%
-0.25% to -0.499%	0	0.00%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	95	100.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Pacer Autopilot Hedged European Index ETF

Period covering December 14, 2015 through April 30, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	23	24.21%
0.75% to 0.999%	3	3.16%
0.50% to 0.749%	7	7.37%
0.25% to 0.499%	7	7.37%
0.00% to 0.249%	8	8.42%
-0.001% to -0.249%	6	6.32%
-0.25% to -0.499%	4	4.21%
-0.50% to -0.749%	2	2.11%
-0.75% to -0.999%	4	4.21%
-1.00% or more	31	32.63%
	95	100.00%

Pacer Global High Dividend ETF

Period covering February 22, 2016 through April 30, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	8	16.33%
0.75% to 0.999%	17	34.69%
0.50% to 0.749%	13	26.53%
0.25% to 0.499%	7	14.29%
0.00% to 0.249%	3	6.12%
-0.001% to -0.249%	0	0.00%
-0.25% to -0.499%	0	0.00%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	1	2.04%
-1.00% or more	0	0.00%
	49	100.00%

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended April 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Pacer Trendpilot™ 750 ETF	100.00%
Pacer Trendpilot™ 450 ETF	0.00%
Pacer Trendpilot™ 100 ETF	100.00%
Pacer Trendpilot™ European ETF	0.00%
Pacer Autopilot Hedged European ETF	0.00%
Pacer Global High Dividend ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended April 30, 2016 was as follows:

Pacer Trendpilot™ 750 ETF	100.00%
Pacer Trendpilot™ 450 ETF	0.00%
Pacer Trendpilot™ 100 ETF	100.00%
Pacer Trendpilot™ European ETF	0.00%
Pacer Autopilot Hedged European ETF	0.00%
Pacer Global High Dividend ETF	0.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

Pacer Trendpilot™ 750 ETF	0.00%
Pacer Trendpilot™ 450 ETF	0.00%
Pacer Trendpilot™ 100 ETF	0.00%
Pacer Trendpilot™ European ETF	0.00%
Pacer Autopilot Hedged European ETF	0.00%
Pacer Global High Dividend ETF	0.00%

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available on the website of the SEC at http://www.sec.gov.  Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), attended an in-person meeting held on September 24, 2015 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) applicable to the following series of the Trust: Pacer TrendpilotTM European Index ETF, Pacer Autopilot Hedged European Index ETF, Pacer International Export Leaders ETF and Pacer Global High Dividend ETF (each, a “Fund” and together, the “Funds”).  The Board unanimously approved the Investment Advisory Agreement based on the Board’s review of qualitative and quantitative information provided by the Advisor and the Trust’s other service providers.

Prior to reaching the conclusion to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement.  In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements. Prior to the Meeting, the Board obtained and reviewed a variety of information, including certain comparative information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including updated information from various materials that were first provided to the Board at the Trust’s organizational meetings, including: (1) a copy of the proposed Investment Advisory Agreement; (2) the Advisor’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing  the nature, quality and extent of services that the Advisor will provide to the Funds, and the proposed advisory fees payable to the Advisor for its services; (5) certain comparative information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds; (6) a copy of the Trust’s registration statement that included the Funds; and (7) information regarding the financial condition of the Advisor.  Representatives from the Advisor, along with other Trust service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

In considering the approval of the Investment Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; and (ii) the fees to be paid to the Advisor, as discussed in further detail below.

•
Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor was capable of providing the necessary advisory services to each Fund, as indicated by the firm’s management capabilities and the professional qualifications and experience of its portfolio managers.  The Board also considered other services to be provided to the Funds by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor.

•
Costs of Services to be Provided to the Funds and Profitability.  In considering the advisory fees payable by the Funds to the Advisor and each Fund’s expected expense ratio, the Board reviewed certain statistical information provided by the Advisor and the Trust’s administrator that compared each Fund’s expenses to those of comparable funds in the Fund’s peer groups, as determined by the administrator and the Advisor. In the report, each Fund’s expected expense ratio was compared to those of other funds with shared key characteristics determined by the administrator and Advisor to comprise the Fund’s applicable peer groups.  The Board also noted that the Advisor had contractually agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, distribution fees, and extraordinary and non-routine expenses. The Board also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with the Funds, taking into account projections of the Advisor’s anticipated profitability at different asset levels.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

•
Performance of each Fund and Economies of Scale.  Because the Funds were new and had not commenced operations, they did not yet have an investment performance record for the Board to review and consider.  Similarly, it was not

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

possible for the Board to review and consider the extent to which economies of scale would be realized by the Advisor as the assets of the Funds grow.  Accordingly, the Board did not make any conclusions regarding the Funds’ investment performance or the extent to which economies of scale would be realized by the Advisor as the assets of the Funds grow, but will do so during future considerations of the Investment Advisory Agreement.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Funds; and (c) agreed to approve the Investment Advisory Agreement for an initial term of two years.  In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees.  The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds.  The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years.  As of June 27, 2016, there are four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).  Please see Note 9 – Subsequent Event on page 123 for more information.  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.  The information set forth in the chart below is current as of June 27, 2016.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	Held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past Five Years	by Trustee	Five Years
Interested Trustees
Joe M. Thomson	Trustee,	Indefinite	Founder/President at	8	Director, First
16 Industrial Blvd,	Chairman	Term;	Pacer Advisors, Inc.		Cornerstone
Suite 201	and	since	(since 2005).		Bank (since
Paoli, PA 19301	President	2014			2000).
Born: 1944

Independent Trustees
Deborah G. Wolk	Lead	Indefinite	Self-employed providing	8	None.
16 Industrial Blvd,	Independent	Term;	accounting services and
Suite 201	Trustee	since	computer modeling
Paoli, PA 19301		2015	(since 1997).
Born: 1950

John E. Coyne, III
16 Industrial Blvd,	Trustee	Indefinite	Vice Chairman	8	None.
Suite 201		Term;	(since 1991)
Paoli, PA 19301		since	and President
Born: 1955		2015	(2004-2011),
			Brinker Capital
			(broker-dealer).

Jonathan H.	Trustee	Indefinite	CEO and Chairman,	8	None.
Newman, Sr.		Term;	Newman Wine &
16 Industrial Blvd,		since	Spirits (since 2007).
Suite 201		2015
Paoli, PA 19301
Born: 1962

Officers who are not Trustees
Sean E. O’Hara	Treasurer	Indefinite	Director, Pacer	N/A	None.
16 Industrial Blvd,		Term;	Advisors, Inc.
Suite 201		since	(since 2007).
Paoli, PA 19301		2014
Born: 1962

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

	Term of	Number of
	Office	Portfolios	Other
	and	in Fund	Directorships
	Position(s)	Length	Complex	Held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past Five Years	by Trustee	Five Years
Robert Amweg	Chief	Indefinite	Compliance Director,	N/A	None.
Brandywine Two	Compliance	Term;	Vigilant Compliance,
5 Christy Drive,	Officer	since 2015	LLC (an investment
Suite 209			management
Chadds Ford, PA 19317			services company)
Born: 1953			(since 2013);
Consultant to the
financial services
industry (since 2012);
and Chief Financial
Officer and Chief
Accounting Officer,
Turner Investments,
LP (2007-2012).

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws.  Each officer holds office at the pleasure of the Board and services for a period of one year, or until his successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Privacy Policy

FACTS	WHAT DOES PACER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all information sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this Notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Pacer Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Pacer Funds	Can you limit
	Trust share?	this sharing?
For our everyday business purposes –	Yes	No
such as to process your transactions, maintain your
account(s), respond to court orders and legal
investigations, or report to credit bureaus
For our marketing purposes –	No	We don’t share
to offer our products and services to you
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes –	Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes –	No	We don’t share
information about your creditworthiness
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call [1-800-617-0004] or go to [www.paceretfs.com]

Privacy Policy (Continued)

What we do
How does Pacer Funds Trust	To protect your personal information from
protect my personal information?	unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Pacer Funds Trust	We collect your personal information,
collect my personal information?	for example, when you
• open an account
• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies such as Pacer Advisors, Inc. and Pacer Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Pacer Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Pacer Funds Trust doesn’t jointly market.

(This Page Intentionally Left Blank.)

Advisor
Pacer Advisors, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Index Provider
Index Design Group, LLC
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Distributor
Pacer Financial, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Sanville & Company
1514 Old York Rd.
Abington, PA 19001

Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

PACER	PACER	PACER	PACER TRENDPILOT™	PACER AUTOPILOT	PACER GLOBAL
TRENDPILOT™	TRENDPILOT™	TRENDPILOT™	EUROPEAN INDEX	HEDGED EUROPEAN	HIGH DIVIDEND
750 ETF	450 ETF	100 ETF	ETF	INDEX ETF	ETF

PTLC	PTMC	PTNQ	PTEU	PAEU	PGHD

CUSIP	CUSIP	CUSIP	CUSIP	CUSIP	CUSIP
69374H105	69374H204	69374H303	69374H808	69374H501	69374H709

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that John E. Coyne, III and Deborah Wolk are “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and other services during the past fiscal years  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. No “Other services” were provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, and other fees by the principal accountant.

FYE 04/30/2016
Audit Fees	$64,000
Audit-Related Fees	$0
Tax Fees	$0
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 04/30/2016
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 04/30/2016
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee [, consisting of the entire Board,] are as follows: Jonathan Newman, John E. Coyne, III, Deborah Wolk.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)      /s/Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date     June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date     June 30, 2016

By (Signature and Title)      /s/Sean E. O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date     June 30, 2016

* Print the name and title of each signing officer under his or her signature.